   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 19, 2001
                                                                FILE NO. 2-30164
                                                              FILE NO. 811-01680
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /
                         PRE-EFFECTIVE AMENDMENT NO.                         / /
                        POST-EFFECTIVE AMENDMENT NO. 44                      /X/
                                      AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /
                               AMENDMENT NO. 44                              /X/

                         FIRST VARIABLE ANNUITY FUND A
                           (EXACT NAME OF REGISTRANT)

                     FIRST VARIABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             2801 HIGHWAY 280 SOUTH
                           BIRMINGHAM, ALABAMA 35223
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                 (800) 456-6330
               (DEPOSITOR'S TELEPHONE NUMBER INCLUDING AREA CODE)
                         ------------------------------

                               STEVE M. CALLAWAY
                     FIRST VARIABLE LIFE INSURANCE COMPANY
                             2801 HIGHWAY 280 SOUTH
                           BIRMINGHAM, ALABAMA 35223
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                          RAYMOND A. O'HARA III, ESQ.
                       BLAZZARD, GRODD & HASENAUER, P.C.
                                 P.O. BOX 5108
                               WESTPORT, CT 06881
                                 (203) 226-7866
                            ------------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

   /X/     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF
           RULE 485
   / /     ON PURSUANT TO PARAGRAPH (b) OF RULE 485
   / /     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF
           RULE 485
   / /     ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.
           IF APPROPRIATE, CHECK THE FOLLOWING:
   / /     THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE
           DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                     TITLE OF SECURITIES BEING REGISTERED:
   INTERESTS IN A SEPARATE ACCOUNT ISSUED THROUGH VARIABLE ANNUITY CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A
                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                           VARIABLE ANNUITY CONTRACTS

                                   FUNDED IN
                         FIRST VARIABLE ANNUITY FUND A

    The variable annuity contracts (the "Contracts") issued by First Variable Life Insurance Company (the "Company") and described in this prospectus are designed to provide annuity income benefits.

    The Contracts described herein were issued either to: (a) Qualified Plans;
(b) Separately Administered Plans; or (c) Plans other than Qualified Plans, or Separately Administered Plans ("Other Plans"). "Separately Administered Plans" mean: Individual retirement plans created pursuant to the provisions of the Self-Employed Individual Retirement Act of 1962 (H.R. 10 Plans) or Section 401 of the Internal Revenue Code ("Code") which meet certain criteria.

    Owners can invest, through First Variable Annuity Fund A, in the following Investment Options:

-          Variable Investors Series Trust ("VIST")
-          Federated Insurance Series ("FIS")
-          American Century Variable Portfolios, Inc. ("ACS")
-          Fidelity Variable Insurance Products Funds ("FMR")
-          PBHG Insurance Series Fund ("PBHG")

    The Company proposes to substitute the shares held by First Variable Annuity Fund A in the portfolios of VIST with shares of portfolios of other Funds ("Substituted Portfolios"). The Company has filed an application with the Securities and Exchange Commission requesting an order approving the Substitution, and subject to any prior approval by applicable state insurance authorities, the Company proposes to effect the Substitution on or about December 28, 2001, after which shares of the VIST Portfolios will no longer be available. The proposed substitutions are as follows:

      VIST PORTFOLIOS                     SUBSTITUTED PORTFOLIOS
      HIGH INCOME BOND                    FIS HIGH INCOME BOND II
      WORLD EQUITY                        ACS V.P. INTERNATIONAL GROWTH
      SMALL CAP GROWTH                    PBHG SMALL CAP GROWTH
      MATRIX EQUITY                       ACS V.P. INCOME & GROWTH
      U.S. GOVERNMENT BOND                FIS U.S. GOVERNMENT SECURITIES II
      GROWTH                              ACS V.P. ULTRA
      MULTIPLE STRATEGIES                 FMR GROWTH & INCOME
      GROWTH & INCOME                     FMR GROWTH & INCOME

    The Company has discontinued sales of the Contracts. However, Owners can continue to make additional Purchase Payments to the Contracts.

    This prospectus sets forth concisely the information that an investor should know before investing. It should be read in its entirety and retained for future reference. Certain additional information is found in the Statement of Additional Information, dated the same date as this prospectus, which is incorporated herein by reference. The Table of Contents of the Statement of Additional Information is set forth on page 38 of this prospectus. To obtain without cost a copy of the Statement of Additional Information, write or call the Company's Service Center at P. O. Box 830765, Birmingham, AL 35283-0765,
(800) 228-1035.

    The Owner will generally have 10 days from receipt of the Contract in which the Contract may be returned by delivering or mailing it to the Company. Certain states may permit the Owner more than 10 days to return the Contract. Within seven days of receipt of the Contract and a written notice by the Owner, the Company will issue a refund. Unless applicable law requires a refund equal to the Purchase Payment, the Company will refund the Purchase Payment plus any increase or minus any decrease in Accumulation Value of the Contract attributable to the Purchase Payment without the payment of any Termination Charge.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT SHOULD BE ACCOMPANIED BY CURRENT PROSPECTUSES OF THE AVAILABLE INVESTMENT OPTIONS.

                THE DATE OF THIS PROSPECTUS IS DECEMBER 19, 2001

                               TABLE OF CONTENTS

                                               PAGE
                                             --------
DEFINITIONS................................       3
FEE TABLE AND EXAMPLES.....................       5
ACCUMULATION UNIT DATA.....................      10
HIGHLIGHTS.................................      12
  Types of Contracts.......................      12
  Deductions and Expenses of the
    Contracts..............................      12
  Other Charges............................      13
  Taxes....................................      13
THE COMPANY................................      14
FUND A.....................................      14
INVESTMENT OPTIONS.........................      14
  The Available Options....................      14
  Voting Rights............................      16
  Substitution of Other Securities.........      17
THE CONTRACTS..............................      17
  Immediate Contracts......................      17
  Deferred Contracts.......................      17
DEDUCTIONS AND EXPENSES OF THE CONTRACTS,
 FUND A AND THE INVESTMENT OPTIONS.........      17
  Charges to the Contracts.................      18
  Charges to Fund A........................      18
  Charges to the Investment Options........      18
ACCUMULATION PERIOD........................      19
  Free Look Right..........................      19
  Delayed Investment Start Date............      19
  Purchase Payment Amounts.................      19
  When an Accumulation Unit is Valued......      19
  Crediting Accumulation Units.............      19
  Accumulation Unit Value..................      20
  Exchange of Variable Accumulation
    Units..................................      20
  Systematic Transfers -- Dollar Cost
    Averaging..............................      20
  Asset Rebalancing Program................      21
  Determination of Accumulation Unit Values
    Upon Exchange..........................      21
  Net Investment Factor....................      21
  Accumulation Value.......................      21
  Withdrawal Prior to Annuity Commencement
    Date...................................      22
  Certain Administrative Procedures........      22
ANNUITY PERIOD.............................      23
  General..................................      23
  Assumed Investment Rate..................      23
  Election and Effective Date of
    Election...............................      23
  Fixed Annuity............................      23
  Variable Annuity.........................      23
  Variable Annuity Unit Value..............      24
  Exchange of Variable Annuity Units.......      24

                                               PAGE
                                             --------
  Annuity Options..........................      24
  Misstatement of Age or Sex...............      25
  Commutation..............................      25
DEATH BENEFIT..............................      25
  Death Benefit Provided by the Contract...      25
  Election and Effective Date of
    Election...............................      26
  Amounts Payable on Death of Payee after
    Annuity Commencement Date..............      26
  Payment of Death Benefit.................      27
  Amount of Death Benefit..................      27
DEFERMENT..................................      27
RETIREMENT PLAN CONDITIONS.................      27
OWNERSHIP PROVISIONS.......................      27
  Owner....................................      27
  Change of Ownership......................      28
  Assignment...............................      28
BENEFICIARY DESIGNATIONS...................      28
OTHER CHANGES IN THE CONTRACTS.............      28
FEDERAL TAX CONSIDERATIONS.................      29
  General..................................      29
  Diversification..........................      29
  Multiple Contracts.......................      30
  Partial 1035 Exchanges...................      30
  Contracts Owned by Other than Natural
    Persons................................      31
  Tax Treatment of Assignments.............      31
  Gifting a Contract.......................      31
  Death Benefits...........................      31
  Income Tax Withholding...................      31
  Tax Treatment of Withdrawals -- Non-
    Qualified Contracts....................      32
  Qualified Plans..........................      32
  Tax Treatment of Withdrawals -- Qualified
    Contracts..............................      34
  Tax-Sheltered Annuities -- Withdrawal
    Limitations............................      35
  Mandatory Distributions -- Qualified
    Plans..................................      35
  Tax Advice and Other Taxes...............      36
DISTRIBUTION OF VARIABLE ANNUITY
 CONTRACTS.................................      36
LEGAL PROCEEDINGS..........................      36
PERIODIC REPORTS...........................      36
STATE REGULATION...........................      36
RESERVATION OF RIGHTS......................      37
INQUIRIES..................................      37
PRIOR CONTRACTS............................      37
TABLE OF CONTENTS OF STATEMENT OF
 ADDITIONAL INFORMATION....................      38

                                  DEFINITIONS

    ACCUMULATION PERIOD: The period during which Purchase Payments may be made prior to the Annuity Commencement Date.

    ACCUMULATION UNIT: A unit of measure used in the calculation of the Accumulation Value of each Investment Division in Fund A that, in turn, is used in the calculation of the Accumulation Value of a Contract.

    ACCUMULATION VALUE: The value of an Owner's interest in Fund A.

    ADJUSTED VALUE: The dollar amount applied under one of the Annuity Options. The Adjusted Value of a Contract is equal to the Accumulation Value of a Contract determined at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date, minus the sum of any applicable taxes not previously deducted.

    ANNUITANT: The person named in the application and on whose life the first Annuity Payment is to be made.

    ANNUITANT'S BENEFICIARY: The person, persons or entity named in the Company's records to receive any death benefits on the Annuitant's death. The Annuitant's Beneficiary is as specified in the application, unless changed.

    ANNUITY COMMENCEMENT DATE: The first day of the period for which the first Annuity Payment is to be made. It is the date specified in the application, unless changed.

    ANNUITY OPTION: The method for making Annuity Payments. The Annuity Option is as specified in the application, unless changed.

    ANNUITY PAYMENTS: Payments made by the Company to the Payee during the Annuity Period.

    ANNUITY PERIOD: The period after the Annuity Commencement Date during which Annuity Payments are made.

    ANNUITY UNIT: A unit of measure used in the calculation of the amount of each Variable Annuity Payment from each Investment Division.

    FIXED ANNUITY: An annuity with payments which do not vary with the investment experience of any separate account of the Company.

    FUND A: The separate account established by the Company to receive and invest the Net Purchase Payments made under the Contracts.

    INVESTMENT DIVISION: Fund A is divided into Investment Divisions. Each Investment Division invests in a designated Investment Option or a Portfolio of an Investment Option.

    INVESTMENT OPTION: An investment entity which can be selected by the Owner to be an underlying investment of the Contract.

    ISSUE DATE: The date on which the Contract becomes effective.

    NET PURCHASE PAYMENT: A Purchase Payment, less the Contract Issue Fee and any applicable taxes.

    NON-QUALIFIED CONTRACT: A Contract that does not meet the requirements of Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

    OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name a Contract is issued. The Annuitant is the Owner unless another Owner is named in the application. If a Contract is owned jointly, rights and privileges under a Contract must be exercised by each Owner. Even if another Owner is named in the application, the Annuitant becomes the Owner on the Annuity Commencement Date. When the Owner and the Annuitant are the same person, any death benefit payable will be paid to the Annuitant's Beneficiary.

    OWNER'S BENEFICIARY: The person, persons or entity named to become the new Owner if an Owner dies prior to the Annuity Commencement Date and who will receive the death benefit set forth in a Contract upon the death of an Owner prior to the Annuity Commencement Date; provided, however, that if such person is an Owner's spouse, the spouse may keep the Contract in force and will become the Owner pursuant to the terms of the Contract.

    PAYEE: The recipient of Annuity Payments under a Contract either during the Annuity Period or as a death benefit prior to the Annuity Commencement Date.

    CONTRACT ISSUE FEE: A fee of $25 paid to the Company from the initial Purchase Payment made in connection with Separately Administered Plans to reimburse the Company for a portion of administrative expenses incurred in issuing the Contract.

    CONTRACT YEAR: The first Contract Year shall be the period of 12 months from the Issue Date. Subsequent Contract Years shall end on the same date in each succeeding year.

    PORTFOLIO: A segment of an Investment Option which constitutes a separate and distinct class of shares. It is sometimes referred to as a Fund.

    PURCHASE PAYMENT: An amount paid to the Company to provide benefits under a Contract.

    PURCHASE PAYMENT PROCESSING FEE: A fee of $5 that may be paid to the Company from subsequent Purchase Payments after the initial investment in a Contract issued in connection with a Separately Administered Plan to reimburse the Company for some of its administrative expenses incurred in connection with processing subsequent investments in such Contracts.

    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that meets the requirements of Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

    SALES CHARGE: A charge imposed against the Purchase Payment for all Contracts except those issued in connection with Separately Administered Plans to reimburse the Company for its expenses related to distributing the Contracts.

    SERVICE CENTER: The Company's administrative service center for the Contracts is located at 2801 Highway 280 South, P.O. Box 830765, Birmingham, Alabama 35223. You may also call the Company at 800-228-1035. The Company may establish additional service centers for the Contracts and/or other policies it issues.

    TERMINATION CHARGE: A charge applied against a Contract's Accumulation Value to reimburse the Company for administrative expenses incurred in connection with the termination of certain types of Contracts.

    VALUATION PERIOD: Each business day together with any non-business days before such business day. A business day is any day the New York Stock Exchange is open for trading or any day in which the Securities and Exchange Commission requires that shares of an Investment Option be valued.

    VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of Investment Divisions into which the Adjusted Value is allocated from time to time.

                             FEE TABLE AND EXAMPLES

    The purpose of the following tables is to assist Owners of the Contracts in understanding the various costs and expenses of the Contracts, based on expenses incurred during the fiscal year ended December 31, 2000. In addition, premium taxes may be imposed by various jurisdictions and are not reflected in the tables. The Examples should not be considered representations of past or future expenses or returns, and actual expenses or returns may be greater or less than those shown. For more information, see "DEDUCTIONS AND EXPENSES OF THE POLICIES, FUND A AND THE INVESTMENT OPTIONS" and "ACCUMULATION PERIOD" and also see the prospectuses for the Investment Options.

                                QUALIFIED PLANS
                   (OTHER THAN SEPARATELY ADMINISTERED PLANS)

OWNER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases
      (as a percentage of Purchase Payments)......    5%
  Deferred Sales Load.............................  None
  Surrender Fee...................................  None
  Exchange Fee....................................  None

SEPARATE ACCOUNT (FUND A) ANNUAL EXPENSES
    (as a percentage of average account value)
  Mortality and Expense Risk Fees.................  1.00%
                                                    ----
  Total Fund A Annual Expenses....................  1.00%

     EXAMPLES -- QUALIFIED PLANS (OTHER THAN SEPARATELY ADMINISTERED PLANS)

    You would pay the following expenses on a $1,000 investment at the end of the applicable time period, assuming 5% annual return on assets:

INVESTMENT OPTION               1 YR.   3 YRS.   5 YRS.   10 YRS.
-----------------               ------  -------  -------  -------
VIST U.S. Government Bond.....  $75.47  $128.22  $183.48  $333.40
VIST High Income Bond.........   80.48   143.13   208.07   381.07
VIST Matrix Equity............   74.14   124.24   176.87   320.35
VIST World Equity.............   75.94   129.64   185.83   338.02
VIST Growth...................   69.57   110.48   153.84   274.05
VIST Multiple Strategies......   70.14   112.21   156.75   279.97
VIST Growth & Income..........   73.19   121.39   172.12   310.90
VIST Small Cap Growth.........   74.24   124.53   177.35   321.29
FMR Contrafund (Service
  Class 2)....................   68.33   106.71   147.51   261.10
FMR Growth & Income (Service
  Class 2)....................   67.76   104.97   144.57   255.06
ACS V.P. Income & Growth......   66.42   100.89   137.68   240.82
ACS V.P. International
  Growth......................   71.48   116.24   163.51   293.63
ACS V.P. Ultra................   69.29   109.61   152.39   271.08
FIS U.S. Government Securities
  II..........................   67.76   104.97   144.57   255.06
FIS High Income Bond II.......   66.99   102.64   140.64   246.95
FIS Prime Money II............   66.13   100.02   136.20   237.74
PBHG Small Cap Growth.........   71.19   115.37   162.07   290.72

                         SEPARATELY ADMINISTERED PLANS

OWNER TRANSACTION EXPENSES
  Contract Issue Fee
  Maximum Sales Load Imposed on Purchases.........  $ 25
      (as a percentage of Purchase Payments)......  None
  Deferred Sales Load.............................  None
  Surrender Fee...................................  None*
  Exchange Fee....................................  None
  Purchase Payment Processing Fee.................  None**

SEPARATE ACCOUNT (FUND A) ANNUAL EXPENSES
    (as a percentage of average account value)
  Mortality and Expense Risk Fees.................  1.00%
                                                    ----
  Total Fund A Annual Expenses....................  1.00%

------------

  * A Termination Charge of 2% of the Accumulation Value of a Contract will be imposed if the Owner of a Separately Administered Plan transfers the Accumulation Value of such Separately Administered Plan to a funding medium not issued or maintained by the Company or its affiliates.
 ** No processing fee is currently imposed, but the Company reserves the right to impose a $5 Processing fee on each Purchase Payment, after the initial Purchase Payment, that may be received in connection with Contracts for Separately Administered Plans.

                   EXAMPLES -- SEPARATELY ADMINISTERED PLANS

    An Owner would pay the following expenses on a $1,000 investment in a Contract, assuming a 5% annual return on assets and allocation of 100% of Purchase Payments to the Portfolio shown:

    a) upon a surrender at the end of each time period for which a Termination Charge is assessed;

    b) if the Contract is not surrendered, or upon a surrender for which no Termination Charge is assessed.

INVESTMENT OPTION                 1 YR.              3 YRS.              5 YRS.             10 YRS.
-----------------            ---------------    ----------------    ----------------    ----------------
VIST U.S. Government
  Bond...................    a)        $75.86   a)        $130.67   a)        $188.08   a)        $343.84
                             b)        $56.01   b)        $109.87   b)        $166.29   b)        $319.37
VIST High Income Bond....    a)        $80.88   a)        $145.57   a)        $212.63   a)        $391.27
                             b)        $61.13   b)        $125.09   b)        $191.40   b)        $368.04
VIST Matrix Equity.......    a)        $74.53   a)        $126.69   a)        $181.48   a)        $330.85
                             b)        $54.65   b)        $105.81   b)        $159.54   b)        $306.04
VIST World Equity........    a)        $76.34   a)        $132.09   a)        $190.43   a)        $348.43
                             b)        $56.49   b)        $111.32   b)        $168.69   b)        $324.08
VIST Growth..............    a)        $69.96   a)        $112.93   a)        $158.49   a)        $284.77
                             b)        $49.98   b)        $ 91.75   b)        $136.03   b)        $258.77
VIST Multiple
  Strategies.............    a)        $70.53   a)        $114.66   a)        $161.39   a)        $290.66
                             b)        $50.57   b)        $ 93.52   b)        $139.00   b)        $264.81
VIST Growth & Income.....    a)        $73.58   a)        $123.84   a)        $176.74   a)        $321.44
                             b)        $53.68   b)        $102.89   b)        $154.69   b)        $296.39
VIST Small Cap Growth....    a)        $74.63   a)        $126.98   a)        $181.95   a)        $331.78
                             b)        $54.75   b)        $106.10   b)        $160.03   b)        $307.00
FMR Contrafund (Service
  Class 2)...............    a)        $68.72   a)        $109.17   a)        $152.16   a)        $271.87
                             b)        $48.72   b)        $ 87.91   b)        $129.56   b)        $245.54
FMR Growth & Income
  (Service Class 2)......    a)        $68.14   a)        $107.42   a)        $149.23   a)        $265.86
                             b)        $48.13   b)        $ 86.13   b)        $126.56   b)        $239.38
ACS V.P. Income &
  Growth.................    a)        $66.80   a)        $103.35   a)        $142.35   a)        $251.68
                             b)        $46.76   b)        $ 81.96   b)        $119.53   b)        $224.83
ACS V.P. International
  Growth.................    a)        $71.87   a)        $118.69   a)        $168.14   a)        $304.26
                             b)        $51.93   b)        $ 97.63   b)        $145.90   b)        $278.76
ACS V.P. Ultra...........    a)        $69.67   a)        $112.06   a)        $157.03   a)        $281.81
                             b)        $49.69   b)        $ 90.86   b)        $134.54   b)        $255.74
FIS U.S. Government
  Securities II..........    a)        $68.14   a)        $107.42   a)        $149.23   a)        $265.86
                             b)        $48.13   b)        $ 86.13   b)        $126.56   b)        $239.38
FIS High Income Bond
  II.....................    a)        $67.38   a)        $105.10   a)        $145.30   a)        $257.78
                             b)        $47.35   b)        $ 83.75   b)        $122.55   b)        $231.09
FIS Prime Money II.......    a)        $66.51   a)        $102.47   a)        $140.87   a)        $248.61
                             b)        $46.47   b)        $ 81.07   b)        $118.01   b)        $221.69
PBHG Small Cap Growth....    a)        $71.58   a)        $117.83   a)        $166.70   a)        $301.36
                             b)        $51.64   b)        $ 96.75   b)        $144.42   b)        $275.79

                                  OTHER PLANS

OWNER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases
      (as a percentage of Purchase Payments)......  7.00%
  Deferred Sales Load.............................  None
  Surrender Fee...................................  None
  Exchange Fee....................................  None

SEPARATE ACCOUNT (FUND A) ANNUAL EXPENSES
    (as a percentage of average account value)
  Mortality and Expense Risk Fees.................  1.00%
                                                    ----
  Total Fund A Annual Expenses....................  1.00%

    EXAMPLES -- OTHER PLANS (PLANS OTHER THAN QUALIFIED PLANS AND SEPARATELY
                              ADMINISTERED PLANS)

    You would pay the following expenses on a $1,000 investment at the end of the applicable time period, assuming a 5% annual return on assets:

INVESTMENT OPTION               1 YR.   3 YRS.   5 YRS.   10 YRS.
-----------------               ------  -------  -------  -------
VIST U.S. Government Bond.....  $94.93  $146.58  $200.67  $347.44
VIST High Income Bond.........   99.84   161.17   224.75   394.10
VIST Matrix Equity............   93.63   142.68   194.20   334.66
VIST World Equity.............   95.40   147.96   202.97   351.95
VIST Growth...................   89.16   129.20   171.66   289.34
VIST Multiple Strategies......   89.72   130.90   174.51   295.13
VIST Growth & Income..........   92.70   139.89   189.55   325.41
VIST Small Cap Growth.........   93.73   142.96   194.66   335.57
FMR Contrafund (Service
  Class 2)....................   87.94   125.52   165.46   276.66
FMR Growth & Income (Service
  Class 2)....................   87.38   123.81   162.58   270.74
ACS V.P. Income & Growth......   86.07   119.82   155.84   256.80
ACS V.P. International
  Growth......................   91.03   134.84   181.12   308.50
ACS V.P. Ultra................   88.88   128.35   170.23   286.43
FIS U.S. Government Securities
  II..........................   87.38   123.81   162.58   270.74
FIS High Income Bond II.......   86.63   121.53   158.73   262.80
FIS Prime Money II............   85.79   118.96   154.38   253.79
PBHG Small Cap Growth.........   90.75   134.00   179.71   305.66

FUNDS' ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

    Underlying shares of the Portfolios are purchased at net asset value, which reflects investment management fees, other operating expenses and any expense reimbursement paid by an investment adviser to the applicable Portfolio. The total annual expenses of the Portfolios as a percentage of average net assets for the year ended December 31, 2000 were:

                                                                OTHER           TOTAL
                                MANAGEMENT               OPERATING EXPENSES     ANNUAL
PORTFOLIO                          FEES     12B-1 FEES  (AFTER REIMBURSEMENT)  EXPENSES
---------                       ----------  ----------  ---------------------  --------
FIS Prime Money II
  (4)(5)(8)...................      0.50%      none                  0.17%        0.67%
VIST U.S. Government Bond.....      0.60%      none                  1.05%        1.65%
VIST High Income Bond.........      0.70%      none                  1.48%        2.18%
VIST Matrix Equity............      0.65%      none                  0.86%        1.51%
VIST World Equity.............      0.70%      none                  1.00%        1.70%
VIST Growth...................      0.70%      none                  0.33%        1.03%
VIST Multiple Strategies......      0.70%      none                  0.39%        1.09%
VIST Growth & Income..........      0.75%      none                  0.66%        1.41%
VIST Small Cap Growth.........      0.85%      none                  0.67%        1.52%
FIS High Income Bond II
  (3)(7)......................      0.60%      none                  0.16%        0.76%
ACS V.P. Income & Growth
  (1).........................      0.70%      none                  0.00%        0.70%
ACS V.P. International Growth
  (1).........................      1.23%      none                  0.00%        1.23%
ACS V.P. Ultra (2)............      1.00%      none                  0.00%        1.00%
FIS U.S. Government Securities
  II (6)(8)...................      0.60%      none                  0.24%        0.84%
FMR Contrafund (Service
  Class 2) (9)................      0.57%     0.25%                  0.08%        0.90%
FMR Growth & Income (Service
  Class 2) (9)................      0.48%     0.25%                  0.11%        0.84%
PBHG Small Cap Growth.........      0.85%      none                  0.35%        1.20%

    "Total Expenses" for the Portfolios after reimbursement by First Variable Advisory Services Corporation ("FVAS") for the period ended December 31, 2000, were as follows: VIST Small Cap Growth 1.35%, VIST World Equity 1.20%, VIST Matrix Equity 1.15%, VIST Growth & Income 1.25%, VIST Multiple Strategies 1.08%, VIST High Income Bond 1.20%, VIST U.S. Government Bond 0.85%. As of July 1, 2001, the Company and FVAS no longer reimburse expenses of the VIST Portfolios. After July 1, 2001, performance for these portfolios is lower in the absence of reimbursement.

    "Total Expenses" for the Portfolios before reimbursement by the relevant Fund's investment advisor, for the period ended December 31, 2000, were as follows: 1.31% for the PBHG Small Cap Growth Portfolio; .92% for the FMR Contrafund Portfolio; .85% for the FMR Growth & Income Portfolio; 1.01% for the FIS High Income Bond Fund II Portfolio -- Primary Shares; 1.09% for the FIS U.S. Government Securities II Portfolio; and 0.94% for the FIS Prime Money Fund II Portfolio of average daily net assets.

    Footnote 1 -- For all American Century portfolios

    The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

    Footnote 2 -- For American Century Ultra Portfolio Expenses

    as of May 1, 2001.

    Footnote 3 -- For FIS High Income Bond Fund II Portfolio

    Although not contractually obligated to do so, the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.25%.

    Footnote 4 -- For FIS Prime Money Fund II Portfolio

    Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.27%.

    Footnote 5 -- For FIS Prime Money Fund II Portfolio

    The adviser voluntarily waived a portion of its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.48% for the fiscal year ended
December 31, 2000.

    Footnote 6 -- For FIS U.S. Government Securities II Portfolio

    Although not contractually obligated to do so, the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.25%.

    Footnote 7 -- For FIS High Income Bond Fund II Portfolio

    Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The shareholder services provider can terminate this voluntary waiver at any time.

    Footnote 8 -- For FIS Prime Money Fund II and U.S. Government Securities Portfolios

    The fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending
December 31, 2001.

    Footnote 9 -- For all FMR portfolios

    Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.

                             ACCUMULATION UNIT DATA
                 (FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    The following condensed financial information is derived from the financial statements of Fund A. The information should be read in conjunction with the audited financial statements, related notes and other financial information for Fund A included in the Statement of Additional Information. The audited financial statements and report of independent accountants of the Company are also contained in the Statement of Additional Information.

    There is no condensed financial information shown below for the Substituted Portfolios because they were not available through Fund A until the date of this prospectus.

                            YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                            ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                            2000     1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
                           -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
GROWTH DIVISION (1)
  Beginning of Period....  $464.85  $349.00  $264.47  $216.09  $173.49  $127.79  $130.10  $120.46  $131.71  $ 99.00  $103.81
  End of Period..........  $392.82  $464.85  $349.00  $264.47  $216.09  $173.49  $127.79  $130.10  $120.46  $131.71  $ 99.00
  No. of Accum. Units
    Outstanding..........   23,065   26,053  110,409  113,511  117,250  134,326  141,689  158,790  184,141  191,183  204,689
GROWTH & INCOME DIVISION
  Beginning of Period
    (6/15/96)............  $ 13.78  $ 13.09  $ 11.76  $  9.27  $ 10.00
  End of Period..........  $ 14.84  $ 13.78  $ 13.09  $ 11.76  $  9.27
  No. of Accum. Units
    Outstanding..........    6,211    6,211  101,460   23,175    2,633
HIGH INCOME BOND DIVISION
  Beginning of Period....  $ 26.86  $ 26.64  $ 26.12  $ 23.23  $ 20.54  $ 17.44  $ 18.95  $ 16.66  $ 14.54  $ 11.57  $ 12.06
  End of Period..........  $ 23.55  $ 26.86  $ 26.64  $ 26.12  $ 23.23  $ 20.54  $ 17.44  $ 18.95  $ 16.66  $ 14.54  $ 11.57
  No. of Accum. Units
    Outstanding..........      289      289   27,110   22,513   13,294   12,200   11,637   10,310    8,164    4,639    9,693
MATRIX EQUITY DIVISION
  (2)
  Beginning of Period....  $ 43.59  $ 38.57  $ 32.17  $ 26.62  $ 25.70  $ 19.45  $ 19.86  $ 17.01  $ 17.00  $ 13.23  $ 13.72
  End of Period..........  $ 37.26  $ 43.59  $ 38.57  $ 32.17  $ 26.62  $ 25.70  $ 19.45  $ 19.86  $ 17.01  $ 17.00  $ 13.23
  No. of Accum. Units
    Outstanding..........       --       --   29,503   21,980   19,095   16,335   13,606   12,418    9,731    5,381    2,470

---------------

(1) Prior to May 1, 1997, the Growth Division was known as the "Common Stock Division."
(2) Prior to May 1, 1997, the Matrix Equity Division was known as the "Tilt Utility Division" and had different investment policies.

                            YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                            ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                            2000     1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
                           -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
MULTIPLE STRATEGIES
  DIVISION
  Beginning of Period....  $ 48.31  $ 38.13  $ 29.82  $ 24.73  $ 21.11  $ 16.12  $ 16.94  $ 15.49  $ 15.09  $ 12.35  $ 12.02
  End of Period..........  $ 41.83  $ 48.31  $ 38.13  $ 29.82  $ 24.73  $ 21.11  $ 16.12  $ 16.94  $ 15.49  $ 15.09  $ 12.35
  No. of Accum. Units
    Outstanding..........    5,600    5,600   86,560   69,662   59,245   56,510   81,067   89,213   88,222   85,904  100,018
FEDERATED PRIME MONEY
  FUND II DIVISION (1)
  Beginning of Period....  $ 17.02  $ 16.43  $ 15.81  $ 15.22  $ 14.67  $ 14.05  $ 13.69  $ 13.49  $ 13.20  $ 12.62  $ 11.82
  End of Period..........  $ 17.85  $ 17.02  $ 16.43  $ 15.81  $ 15.22  $ 14.67  $ 14.05  $ 13.69  $ 13.49  $ 13.20  $ 12.62
  No. of Accum. Units
    Outstanding..........    6,443   17,231   65,494   59,406   61,128   59,872   61,727   56,746   67,192   76,051  133,920
SMALL CAP GROWTH
  DIVISION (2)
  Beginning of Period
    (6/15/96)............  $ 17.34  $  9.71  $ 10.11  $ 10.13  $ 10.00
  End of Period..........  $ 14.57  $ 17.34  $  9.71  $ 10.11  $ 10.13
  No. of Accum. Units
    Outstanding..........    6,182    3,400   50,548   44,029   14,492
U.S. GOVERNMENT BOND
  DIVISION
  Beginning of Period....  $ 22.02  $ 22.67  $ 21.24  $ 19.62  $ 19.36  $ 16.27  $ 16.89  $ 15.60  $ 14.84  $ 13.07  $ 12.26
  End of Period..........  $ 24.19  $ 22.02  $ 22.67  $ 21.24  $ 19.62  $ 19.36  $ 16.27  $ 16.89  $ 15.60  $ 14.84  $ 13.07
  No. of Accum. Units
    Outstanding..........   10,447   10,447   70,506   74,326  104,173  106,089  147,431  149,397  157,098  222,283  206,325
WORLD EQUITY DIVISION
  Beginning of Period....  $ 32.12  $ 20.87  $ 20.05  $ 18.42  $ 16.55  $ 13.45  $ 12.35  $ 10.63  $ 10.94  $ 10.23  $ 11.54
  End of Period..........  $ 29.89  $ 32.12  $ 20.87  $ 20.05  $ 18.42  $ 16.55  $ 13.45  $ 12.35  $ 10.63  $ 10.94  $ 10.23
  No. of Accum. Units
    Outstanding..........    1,239       --   50,471   55,698   51,344   41,403   35,011   25,001   14,564    7,083    1,548

---------------

(1) On January 2, 1997, shares of Federated Prime Money Fund II were substituted for shares of the VIST Cash Management Portfolio. Accumulation Unit Values prior to that date are based on the value of VIST Cash Management Portfolio shares held for the periods shown.
(2) Prior to May 1, 1997, the Small Cap Growth Division was known as the "Small Cap Division."

                                   HIGHLIGHTS

    THE FOLLOWING IS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE POLICIES DESCRIBED IN THE PROSPECTUS. THE SUMMARY DOES NOT PROVIDE A FULL DESCRIPTION OF THE POLICIES. THE ENTIRE PROSPECTUS SHOULD BE READ FOR THAT PURPOSE. YOU MAY FIND IT HELPFUL TO REREAD THIS SUMMARY AFTER READING THE PROSPECTUS.

TYPES OF CONTRACTS

    This prospectus describes Variable Annuity Contracts. Contracts are either flexible Purchase Payment deferred annuity Contracts ("Deferred Contracts") or single Purchase Payment immediate annuity Contracts ("Immediate Contracts"). Depending on the tax treatment afforded a Contract, all Contracts are either Qualified Contracts or Non-Qualified Contracts. For information concerning taxation of the Company, Fund A, the Contracts and investors, see "FEDERAL TAX CONSIDERATIONS." For information concerning the Company, see "THE COMPANY."

DEDUCTIONS AND EXPENSES OF THE CONTRACTS

    The net amount invested in a Contract after deduction of any Sales Charge, Contract Issue Fee, Purchase Payment Processing Fee, and any applicable taxes described below, may be allocated to Fund A, a separate account of the Company. Each initial Net Purchase Payment for a Contract will be allocated to the Investment Division(s) of Fund A as specified by the Owner in the application. For all subsequent Net Purchase Payments, each Net Purchase Payment will be allocated to the Investment Division(s) as may then be specified by the Owner. Such net amounts are then invested by the Company in shares of the Investment Options at net asset value. The value of the Contract before the date Annuity Payments begin, and the amount of monthly variable annuity benefits payable under the Contract thereafter, will increase or decrease depending upon the investment performance of the Investment Options in which the assets of the Investment Divisions are invested.

    Owners have the right to return a Contract according to the terms of its "free look" right. The Company reserves the right to delay initial investment of Purchase Payments in the Portfolios in certain instances, but it does not currently do so. See "ACCUMULATION PERIOD."

    SALES CHARGE. A Sales Charge is deducted from the Purchase Payments for a Contract as follows:

                                          PERCENTAGE OF  PERCENTAGE OF
TYPE OF CONTRACT SUBJECT                    PURCHASE      NET AMOUNT
TO SALES CHARGE                              PAYMENT       INVESTED
---------------                           -------------  -------------
Qualified Plans (other than Separately
 Administered Plans)....................           5%           5.26%
Separately Administered Plans...........           0%              0%
Other Plans.............................           7%           7.53%

    CONTRACT ISSUE FEE. A charge of $25 is deducted from the initial Purchase Payment for each Contract issued under a Separately Administered Plan. The charge is intended to cover a portion of the Company's costs in establishing records reflecting ownership of the Contract and in issuing the Contract.

    CHARGE FOR PREMIUM TAXES. Various jurisdictions impose a premium tax (currently ranging, where imposed, from 0.5% to a maximum of 4.0%) on annuity premiums received by life insurance companies. The Company may charge a Contract for the amount of any premium tax levied at the time Purchase Payments are received, or, if not previously deducted, as follows: (i) at its Annuity Commencement Date; (ii) in the event of the death of the Annuitant or the Owner prior to the Annuity Commencement Date; (iii) in the event of a partial or total withdrawal; or (iv) when payable by the Company.

    PURCHASE PAYMENT PROCESSING FEE. Although no fee is currently imposed, the Company may, in the future, impose a charge of $5 on each Purchase Payment, after the initial Purchase Payment, received in connection with Contracts for Separately Administered Plans. This charge would be to reimburse the Company for a portion of its administrative expenses incurred in processing such payments.

    CHARGE FOR PARTIAL AND TOTAL WITHDRAWALS. The Accumulation Value of a Contract may be withdrawn at any time during the Accumulation Period. However, a Termination Charge of 2% of the Accumulation Value of such Contract will be imposed if the Owner of a Separately Administered Plan transfers the Accumulation Value of such Separately Administered Plan to any funding medium which is not issued or maintained by the Company or its affiliates.

    For example, if the Owner requests a $1,000.00 withdrawal and the Termination Charge is two percent of the full amount deducted from the Accumulation Value of the Contract, $1,020.41 will be the total reduction in the Accumulation Value of the Contract, with $1,000.00 paid to the Contract Owner and $20.41 paid to the Company.

    For a discussion of the tax consequences associated with certain withdrawals, see "FEDERAL TAX CONSIDERATIONS." The Termination Charge is not imposed upon annuitization of the Contract at the Annuity Commencement Date, nor is it imposed on the payment of a death benefit. (See "DEATH BENEFIT.") There is also no Termination Charge if the Contract and a written notice are returned to the Company within 10 days of receipt of the Contract by the Owner.

OTHER CHARGES

    Other charges are made daily against the assets of Fund A and the Investment Options. Charges are made against each Fund A Division at an aggregate rate of not more than 1.0% per annum for the assumption by the Company of mortality and expense risks. Each Portfolio pays monthly investment advisory fees to its investment adviser based on each Portfolio's average net assets. The Investment Options also have direct expenses, such as legal, audit, custodial, share registration and printing expenses, which may be considered to be an indirect charge against assets. See the prospectuses for the Investment Options.

TAXES

    There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances. See "FEDERAL TAX CONSIDERATIONS."

                                  THE COMPANY

    First Variable Life Insurance Company ("the Company") is a stock life insurance company which was organized under the laws of the State of Arkansas in 1968. The Company is principally engaged in the business of variable life insurance, variable annuities and fixed annuities. The Company is licensed in 49 states, the District of Columbia and the U.S. Virgin Islands. On October 1, 2001 Protective Life Insurance Company, a subsidiary of Protective Life Corporation of Birmingham, Alabama, acquired the stock of the Company from ILoNA Financial Group, Inc., formerly known as Irish Life of North America, Inc., which had owned all of the outstanding stock of the Company until that date.

    We have an A (Excellent) rating from A.M. Best Company, an independent firm that analyzes insurance carriers. We also have an A+ rating from Standard and Poor's and an AA- rating from Duff & Phelps Credit Rating Co. on claims paying ability. These ratings only reflect the opinion of the rating company on our relative financial strength, and on our ability to satisfy our obligations under the Policies. The ratings do not reflect the investment performance of the Separate Account, or the degree of risk associated with an investment in the Separate Account.

                                     FUND A

    The Board of Directors of the Company authorized the creation of Fund A on July 1, 1968 in accordance with the Arkansas Insurance Code. Fund A is registered as a unit investment trust under the 1940 Act and meets the definition of a "separate account" under the federal securities laws. Registration with the Securities and Exchange Commission does not involve supervision of management or investment practices or policies of Fund A by the Securities and Exchange Commission.

    Fund A is divided into Investment Divisions. Each Investment Division invests in shares of a Portfolio of a mutual fund. The value of both Accumulation Units and Annuity Units in each Investment Division reflects the investment results of its underlying Portfolio.

    Fund A is administered and accounted for as part of the general business of the Company, but the income and gains or losses of Fund A are credited to or charged against the assets held for Fund A in accordance with the terms of the Contracts, without regard to other income and gains or losses of any other business the Company may conduct. The assets of Fund A are held separate and apart from the Company's general account and from the assets of any of the Company's affiliates. These assets are not chargeable with liabilities arising out of any other business the Company may conduct or the liabilities of any companies affiliated with the Company. However, all obligations arising under a Contract, including the obligation to make Annuity Payments, are general corporate obligations of the Company.

    While the Company is obligated to make the Variable Annuity Payments under the Contract, the amount of the payments are not guaranteed. However, payments under a Fixed Annuity option are guaranteed by the Company.

    The Company performs or provides for the performance of all functions necessary for the administration of Fund A. Included among such functions are
(i) assumption of all mortality and expense risks under the Contracts and
(ii) the providing of administrative services. See "DEDUCTIONS AND EXPENSES OF THE POLICIES, FUND A AND THE INVESTMENT OPTIONS."

                               INVESTMENT OPTIONS

THE AVAILABLE OPTIONS

    You may allocate your premium payments and existing Account Value to one or more Separate Account Investment Divisions. The currently available Portfolios for our Separate Account Investment Divisions are listed below. More information, including a discussion of potential risks, appears in the current prospectuses for the Investment Options. (The prospectuses for the Investment Options may also describe other portfolios that are not available under the Contract.) You should read this prospectus and the prospectuses for the Funds carefully before investing in any Investment Division.

    The Company proposes to substitute the shares held by First Variable Annuity Fund A in the portfolios of VIST with shares of portfolios of other Funds ("Substituted Portfolios"). The Company has filed an application with the Securities and Exchange Commission requesting an order approving the Substitution, and subject to any prior approval by applicable state insurance authorities, the Company proposes to effect the Substitution on or about December 28, 2001, after which shares of the VIST Portfolios will no longer be available. The proposed substitutions are as follows:

      VIST PORTFOLIOS                                                   SUBSTITUTED PORTFOLIOS
      ---------------                                     --------------------------------------------------
      High Income Bond                                    FIS High Income Bond II
      World Equity                                        ACS V.P. International Growth
      Small Cap Growth                                    PBHG Small Cap Growth
      Matrix Equity                                       ACS V.P. Income & Growth
      U.S. Government Bond                                FIS U.S. Government Securities II
      Growth                                              ACS V.P. Ultra
      Multiple Strategies                                 FMR Growth & Income
      Growth & Income                                     FMR Growth & Income

    The Company has discontinued sales of the Contracts. However, Owners can continue to make additional Purchase Payments to the Contracts.

    The investment objectives and policies of certain Separate Account Investment Divisions are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Separate Account Investment Divisions may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same advisers.

    The Company may enter into certain arrangements under which it is reimbursed by the Portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

    American Century Variable Portfolios, Inc. ("ACS")

    -  V.P. Income & Growth Fund

    -  V.P. International Growth Fund

    -  V.P. Ultra Fund

    Investment Adviser: American Century Investment Management, Inc.

    Federated Insurance Series ("FIS")

    -  Federated High Income Bond Fund II

    -  Federated Prime Money Fund II

    -  Federated U.S. Government Securities Fund II

    Investment Adviser: Federated Investment Management Company

    Fidelity Variable Insurance Products Fund ("FMR")

    -  Growth & Income Portfolio (Service Class 2 Shares)

    -  ContraFund Portfolio (Service Class 2 Shares)

    Investment Adviser: Fidelity Management & Research Company

    Variable Investors Series Trust ("VIST")

    -  Small Cap Growth Portfolio

    -  World Equity Portfolio

    -  Growth Portfolio

    -  Matrix Equity Portfolio

    -  Growth & Income Portfolio

    -  Multiple Strategies Portfolio

    -  High Income Bond Portfolio

    -  U.S. Government Bond Portfolio

    Adviser: First Variable Advisory Services Corporation

    PBHG Insurance Series Fund ("PBHG")

    -  PBHG Small Cap Growth Portfolio

    Investment Adviser: Pilgrim Baxter & Associates, Ltd.

    Certain investment advisers have engaged sub-advisers to provide investment advice for the individual investment portfolios.

    There is no assurance that the investment objective(s) of any of the Portfolios will be met. An Owner bears the complete investment risk for Purchase Payments allocated by an Owner to an Investment Division. The Accumulation Value of a Contract will vary in accordance with the investment performance of the Investment Division(s) to which Purchase Payments are allocated after the imposition of the fees and charges assessed under the Contract.

    Dividends or capital gain distributions received from a Portfolio are reinvested in shares of that Portfolio and retained as assets of Fund A. The Portfolio shares will be redeemed, without any fee, to the extent necessary to pay taxes and annual fees relating to the Contract and to make Annuity Payments under the Contracts.

    Additional Portfolios and/or Investment Options may be made available to Owners.

VOTING RIGHTS

    In accordance with its view of present applicable law, the Company will vote the shares of the Portfolios that are in the Separate Account at regular or special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions.

    Shares of Funds are used as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of the Funds' shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of these shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."

    The Funds intend to engage in mixed funding and shared funding. Although the Funds do not currently foresee any disadvantage to Contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees of each of the Funds will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflict and take appropriate action in response to material conflicts which occur.

    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting. Each Owner having a voting interest will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

SUBSTITUTION OF OTHER SECURITIES

    We do not guarantee that continued purchase of Portfolio shares will remain appropriate in view of the purposes of the Separate Account. If shares of a Portfolio are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares should become inappropriate or inadvisable in view of the purpose of the Contracts, we may limit further purchase of the shares or substitute shares of another portfolio or investment vehicle for shares already purchased or to be purchased in the future. We also may, in our discretion, remove Portfolios for transfers or new investments. No substitution of securities may take place without prior approval of the SEC, to the extent required, and in compliance with requirements the SEC may impose.

                                 THE CONTRACTS

    This prospectus offers both Deferred Contracts and Immediate Contracts. Purchase Payments may be made until retirement age is reached, which is usually not earlier than age 60 nor later than age 75. The Contract provides that it may be modified by the Company in order to maintain it in continued compliance with applicable state and federal law.

IMMEDIATE CONTRACTS

    Under an Immediate Contract, the first Annuity Payment is made one payment period from the Issue Date. On the Issue Date, the annuity purchase rates for an Immediate Contract are applied to the Net Purchase Payment to determine the first Variable Annuity Payment based on the Annuity Option elected. As to an amount applied to an Investment Division, the number of Annuity Units is then determined by dividing such amount by the Annuity Unit value for such Investment Division for the Valuation Period which includes the seventh day prior to the Annuity Commencement Date.

    Subsequent Variable Annuity Payments are determined in accordance with the provisions set forth in the section entitled "ANNUITY PERIOD, VARIABLE ANNUITY."

DEFERRED CONTRACTS

    Under a Deferred Contract, Annuity Payments may begin on any date not later than the end of the Annuitant's life expectancy according to U.S. Government tables, as selected by the Owner. If no election of an Annuity Commencement Date is made, Annuity Payments will begin on the Annuitant's attaining age 70. If no election of an Annuity Option is in effect on the 30th day prior to the Annuity Commencement Date, the Adjusted Value of the Contract will be applied under Variable Annuity Option B, for a life annuity with 120 months certain. (See "ANNUITY OPTIONS.") Distribution requirements applicable to Qualified Contracts may limit the availability of certain Annuity Options to participants in such plans. (See "TAX TREATMENT OF WITHDRAWALS -- QUALIFIED POLICIES.")

                   DEDUCTIONS AND EXPENSES OF THE CONTRACTS,
                       FUND A AND THE INVESTMENT OPTIONS

    Deductions and expenses related to the Contracts described in this prospectus, to Fund A and to the Investment Options are described below.

CHARGES TO THE CONTRACTS

    SALES CHARGE. A Sales Charge is deducted from the Purchase Payments for a Contract as follows:

                                          PERCENTAGE OF  PERCENTAGE OF
TYPE OF CONTRACT SUBJECT                    PURCHASE      NET AMOUNT
TO SALES CHARGE                              PAYMENT       INVESTED
---------------                           -------------  -------------
Qualified Plans (other than Separately
  Administered Plans)...................           5%           5.26%
Separately Administered Plans...........           0%              0%
Other Plans.............................           7%           7.53%

    CHARGE FOR PREMIUM TAXES. Various jurisdictions impose a premium tax (currently ranging, where imposed, from 0% to a maximum of 4.0%) on annuity premiums received by life insurance companies. The Company may charge a Contract for the amount of any premium tax levied at the time Purchase Payments are received, or, if not previously deducted, as follows: (i) at its Annuity Commencement Date; (ii) in the event of the death of the Annuitant or the Owner prior to the Annuity Commencement Date; (iii) in the event of a partial or total withdrawal; or (iv) when payable by the Company.

    CHARGE FOR PARTIAL AND TOTAL WITHDRAWALS. The Accumulation Value of a Contract may be withdrawn at any time during the Accumulation Period. However, a Termination Charge of 2% of the Accumulation Value of such Contract will be imposed if the Owner of a Separately Administered Plan transfers the Accumulation Value of such Separately Administered Plan to any funding medium which is not issued or maintained by the Company or its affiliates.

    For example, if the Owner requests a $1,000.00 withdrawal and the Termination Charge is two percent of the full amount deducted from the Accumulation Value of the Contract, $1,020.41 will be the total reduction in the Accumulation Value of the Contract, with $1,000.00 paid to the Contract Owner and $20.41 paid to the Company.

    For a discussion of the tax consequences associated with certain withdrawals, see "FEDERAL TAX CONSIDERATIONS". The Termination Charge is not imposed upon annuitization of the Contract at the Annuity Commencement Date, nor is it imposed on the payment of a death benefit. (See "DEATH BENEFIT".) There is also no Termination Charge if the Contract and a written notice are returned to the Company within 10 days of receipt of the Contract by the Owner.

    CONTRACT ISSUE FEE. A charge of $25 is deducted from the initial Purchase Payment for each Contract issued under a Separately Administered Plan. The charge is intended to cover a portion of the Company's costs in establishing records reflecting ownership of the Contract and in issuing the Contract.

    PURCHASE PAYMENT PROCESSING FEE. Although no fee is currently imposed, the Company may, in the future, impose a charge of $5 on each Purchase Payment, after the initial Purchase Payment, received in connection with Contracts for Separately Administered Plans. This charge would be to reimburse the Company for a portion of its administrative expenses incurred in processing such payments.

CHARGES TO FUND A

    To compensate the Company for assuming mortality and expense risks under the Contract, Fund A will incur a daily charge at an annualized rate of 1.0% of the average daily net asset value of Fund A. The charge is guaranteed and may not be increased by the Company.

CHARGES TO THE INVESTMENT OPTIONS

    Each Portfolio pays monthly investment advisory fees. The Investment Options also have direct expenses, such as legal, audit, custodial, share registration and printing expenses, which may be considered to be an indirect charge against assets. See the Fund prospectuses. (The prospectuses for the Funds may also describe other portfolios that are not available under the Contract.)

                              ACCUMULATION PERIOD

FREE LOOK RIGHT

    An Owner has the right to review a Contract during an initial inspection period specified in the Contract and, if dissatisfied, to return it to the Company or to the agent through whom it was purchased. When the Contract is returned to the Company during the permitted period, it will be voided as if it had never been in force. The Company will ordinarily refund the Accumulation Value (which may be greater or less than the Purchase Payments received) on a Contract returned during the permitted period, unless a different amount is required. The "free look" period is at least 10 days, and may be greater depending on state requirements.

DELAYED INVESTMENT START DATE

    Purchase Payments are generally allocated to the Investment Divisions selected by the Owner. In certain instances, however, the Company reserves the right to allocate Purchase Payments to the Federated Prime Money Fund II Investment Division for a period of up to 5 days beyond a "free look" inspection period before they will be invested (together with any investment gain) in any other Investment Divisions(s) designated by the Owner. If the Company elects to delay such initial investments in Investment Divisions, the delay would apply where a Contract is issued: (a) in a state which requires that Purchase Payments less withdrawals be refunded upon the exercise of (i) a "free look" right or
(ii) an inspection right following a "replacement" of an existing life insurance or annuity contract; or (b) as an Individual Retirement Annuity (or as the initial investment of an Individual Retirement Account).

    On the date of this prospectus, the Company does not delay investment start dates and, should it elect to do so, it will so advise prospective investors in a Contract.

PURCHASE PAYMENT AMOUNTS

    The initial Purchase Payment and any subsequent Purchase Payments must be at least $50; provided, however, that the minimum investment by means of a payroll deduction plan or monthly pre-authorized bank draft is $300 per year. The $300 minimum per year is waived for a Separately Administered Plan when necessary to make the plan nondiscriminatory under the requirements of the Code or ERISA.

    If a Purchase Payment would cause the Accumulation Value to exceed $1,000,000 or if the Accumulation Value already exceeds $1,000,000, additional Purchase Payments will be accepted only with the prior approval of the Company.

WHEN AN ACCUMULATION UNIT IS VALUED

    The value of an Accumulation Unit is calculated each day the New York Stock Exchange is open for trading, or any day the Securities and Exchange Commission requires that the securities of mutual funds, unit investment trusts or other investment portfolios be valued. A day on which such valuation takes place is termed a "Valuation Date."

CREDITING ACCUMULATION UNITS

    Each initial Net Purchase Payment for a Contract will be allocated to the Investment Division(s) of Fund A as specified by the Owner in the application. Each Net Purchase Payment will be credited to the Contract as specified by the Owner in the form of Accumulation Units. The number of Accumulation Units to be credited to a particular Investment Division is determined by dividing the dollar amount allocated to each specified Investment Division by such Investment Division's Accumulation Unit value next computed following the acceptance of the investment of the allocated amount by the Portfolio in which the Investment Division invests. A Contract's Accumulation Value may be allocated to no more than five Investment Divisions at any one time.

    Persons desiring to purchase a Contract must send a completed application and an initial Purchase Payment to the Company at its Service Center. If the application can be accepted in the form received, the initial Purchase Payment generally will be credited to the Contract within two business days after receipt. (See "Delayed Investment Start Date.") Acceptance of any application is subject to approval by the Company. If the initial Purchase Payment cannot be credited within five business days after receipt because the application is incomplete, the Company will contact the applicant and explain the reason for the delay. The Company will not retain a Purchase Payment for more than five business days while processing an incomplete application unless it has been authorized by the purchaser.

ACCUMULATION UNIT VALUE

    The value of an Accumulation Unit for each Investment Division was established at $10.00 for the first Valuation Period. The value of an Accumulation Unit increases or decreases in proportion to the net investment return of the Investment Division. Such value is determined by multiplying the value of an Accumulation Unit on the immediately preceding valuation date by the Net Investment Factor for the period since that date. Because the Owner bears the investment risk, there is no guarantee as to the Accumulation Value of a Contract; such value may be less than, equal to, or more than the amounts initially allocated to the Investment Divisions.

EXCHANGE OF VARIABLE ACCUMULATION UNITS

    Before the Annuity Commencement Date, the Owner may exchange the value of a designated number of Accumulation Units of a particular Investment Division credited to the Contract for Accumulation Units of an equal dollar value of another Investment Division. No more than five exchanges may be made within each Contract Year. Exchanges will be made using the Accumulation Unit values described below under "Determination of Accumulation Unit Values upon Exchange." The Company reserves the right to modify the transfer privilege, or to limit the amount of or reject any exchange, as it deems appropriate at any time, to prevent abuse of the transfer and exchange privilege to the disadvantage of other Owners.

SYSTEMATIC TRANSFERS -- DOLLAR COST AVERAGING

    The Company permits systematic transfers, such as a dollar cost averaging program, that an Owner may initiate by telephone or by written request to the Company at its Service Center. Through systematic transfers, designated amounts are transferred, at the close of the last Valuation Period of each pre-selected period, from a selected Investment Option to other pre-selected Investment Options. The Owner may select from among the following periods, or any other period acceptable to the Company: monthly, quarterly, semi-annually or annually. The dollar cost averaging program permits transfers from the Federated Prime Money Fund II Investment Division to other Investment Options on a regularly scheduled basis. Through use of systematic transfers, instead of transfers of the total Accumulation Value at one particular time, an Owner may be less susceptible to the impact of market fluctuations. Systematic transfers may prevent investing too much when the price of shares is high and too little when the price of shares is low. However, since systematic transfers, such as dollar cost averaging, involve continuous investment regardless of fluctuating price levels, the purchaser should consider his ability to continue purchases through periods of low price levels. The minimum amount which may be transferred at any time is $100. The Company requires $1,200 of Accumulation Value to be in the FIS Prime Money Fund II Investment Division before a "dollar cost averaging" program may begin under a Contract. Systematic transfers under the dollar cost averaging program are not taken into account for purposes of determining the number of permitted transfers within a year. The Company does not currently charge for enrolling in the dollar cost averaging program, but reserves the right to do so.

ASSET REBALANCING PROGRAM

    The Company administers an asset rebalancing program that an Owner may initiate by telephone or by written request to the Company at its Service Center. The asset rebalancing program enables the Owner to indicate to the Company the percentage levels of Accumulation Value he or she would like to maintain in particular Investment Options. At the close of the last Valuation Period each pre-selected period, the Accumulation Value will be automatically rebalanced to maintain the indicated percentages by transfers among the Investment Options. The Owner may select from among the following periods, or any other period acceptable to the Company: quarterly, semi-annually or annually. All Accumulation Value must be included in the asset rebalancing program. Other investment programs, such as systematic transfers and systematic withdrawals, or other transfers or withdrawals may not work in concert with the asset rebalancing program. Therefore, Owners should monitor their use of these programs and other transfers or withdrawals while the asset rebalancing program is being used.

    Transfers under the asset rebalancing program are not taken into account for purposes of determining the number of permitted transfers within a year. The Company does not currently charge for enrolling in the asset rebalancing program, but reserves the right to do so.

DETERMINATION OF ACCUMULATION UNIT VALUES UPON EXCHANGE

    Following receipt of a request for any exchange by the Company at the Service Center, the Accumulation Unit Value of any Investment Division from which an exchange is made is determined at the close of the concurrent Valuation Period or, if later, at the close of the Valuation Period during which the underlying Portfolio of such Investment Division accepts and effects orders for redemption of shares relating to such exchange. Upon receipt of the redemption proceeds, the Accumulation Unit Value of any Investment Division to which an exchange is made is determined at the close of the concurrent Valuation Period or, if later, at the close of the first subsequent Valuation Period during which the underlying Portfolio of the Investment Division to which the exchange is made accepts and effects orders for purchases of shares relating to such exchange.

NET INVESTMENT FACTOR

    The Net Investment Factor for an Investment Division's Valuation Period reflects the investment experience of the Portfolio in which the Investment Division invests as well as the charges assessed against the Investment Division. The factor is calculated by:

    (1) Taking the net asset value as of the end of the current Valuation Period of the Portfolio in which the Division invests.

    (2) Adding to (1) the amount of any dividend or capital gains distribution declared during the current Valuation Period by the Portfolio. A charge for taxes, if any, is subtracted from that amount.

    (3) Dividing (2) by the net asset value of the Portfolio at the end of the preceding Valuation Period.

    (4) Subtracting a charge not to exceed the sum of the daily mortality and expense risk charge for each day in the Valuation Period. See "CHARGES TO FUND A."

    The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase or decrease or remain the same.

ACCUMULATION VALUE

    The Accumulation Value of a Contract on any given date is the dollar value of a Contract. It is first determined in each Investment Division by multiplying the value of an Accumulation Unit of such Investment Division on that date by the number of Accumulation Units credited to the Contract in such

Investment Division. The resulting Accumulation Value of each applicable Investment Division is then totaled to determine the Accumulation Value of that Contract. The resulting value may be reduced by the amount of any applicable taxes not previously deducted.

WITHDRAWAL PRIOR TO ANNUITY COMMENCEMENT DATE

    If permitted by any plan under which the Contract is issued, the Owner may surrender his or her interest in the Contract, in whole or in part, for cash before the Annuity Commencement Date. Such a withdrawal generally would result in adverse federal tax consequences to the Owner. These consequences could include (i) current taxation of payments received and (ii) penalties because of a premature distribution. (See "FEDERAL TAX CONSIDERATIONS.") The withdrawal value will be determined as of the end of the applicable Valuation Dates during which the withdrawal request is accepted.

    Any partial withdrawal is subject to a $500 minimum and, at the Company's option, may or may not be made if it would result in reducing the Accumulation Value to less than $500 on the date of withdrawal. A withdrawal request must be accompanied by the Contract only when a complete withdrawal is requested. Both complete and partial withdrawals are subject to the possible imposition of the Termination Charge. (See "Charge for Partial and Total Withdrawals.") No withdrawals may be made after the Annuity Commencement Date.

CERTAIN ADMINISTRATIVE PROCEDURES

    Described below are some of the Company's current administrative procedures. The Company reserves the right to change them from time to time.

    EXCHANGES. Exchanges of the value of Accumulation Units or Annuity Units between Investment Divisions may be made either in writing in such form as the Company may require or by telephone to the Company at the Service Center. If an exchange is made by telephone, the Owner must call the Service Center by 4:00 p.m., Eastern time, and give the Company the Owner's name, Contract number and personal identification number. Calls received after such time will be processed on the next business day. The Company will confirm the exchange over the telephone and then follow up in writing. Telephone exchanges may be made only after the Company has accepted a telephone authorization form from the Owner. See "Determination of Accumulation Unit Values Upon Exchange." The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.

    WITHDRAWALS. Requests for withdrawals may be made in writing in such form as the Company may require. Under normal conditions, the Company will usually send the withdrawal funds within seven calendar days of a withdrawal request, except as the Company may be permitted to defer such payment in accordance with the 1940 Act. (See "Charge for Partial and Total Withdrawals.")

    SIGNATURE GUARANTEES. Certain Contract changes and transactions require a signature guarantee. The signature must be guaranteed by a national bank or trust company (not a savings bank or federal savings and loan association), a member bank of the Federal Reserve System or a member firm of a national securities exchange. Currently, signatures must be guaranteed on written requests for withdrawals and exchanges, forms for change of name, Owner and Beneficiary designation, and telephone authorization forms, if not submitted with the application for the Contract.

                                 ANNUITY PERIOD

GENERAL

    On the Annuity Commencement Date, the Adjusted Value of a Contract will be applied, as specified by the Owner, under one of the Annuity Options provided in the Contract or under such other Annuity Option as may be agreed to by the Company. Such value may be more or less than the amount of Net Purchase Payments. Annuity Payments may be made on a fixed or variable basis or both. Annuity Payments made on a variable basis will vary with the investment experience of the Investment Divisions to which the Adjusted Value is allocated by the Owner.

ASSUMED INVESTMENT RATE

    The assumed investment rate used by the Company is 3.5% per year. The assumed investment rate is used to determine the first monthly Variable Annuity Payment per $1,000 of Adjusted Value. It should not be inferred that such rate will bear any relationship to the actual net investment experience of Fund A.

ELECTION AND EFFECTIVE DATE OF ELECTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the Adjusted Value of the Contract applied on the Annuity Commencement Date under one of the Annuity Options provided in the Contract. The Owner may also change any election, but any election must be effective at least 30 days prior to the Annuity Commencement Date. This election or change may be made by filing with the Company a written election in such form as the Company may require. Any such election or change will become effective on the date it is received in good order by the Company at the Service Center.

    If no such election is in effect on the 30th day prior to the Annuity Commencement Date, the Adjusted Value of the Contract will be applied under Variable Annuity Option B, for a Life Annuity with 120 monthly payments certain. (See "Annuity Options.")

    Any such election may specify the proportion of the Adjusted Value of the Contract to be applied to Fund A and the Fixed Account. The election may also specify how all or any part of the Adjusted Value is to be allocated to the various Investment Divisions. In the event the election does not so specify, then 100% of the Adjusted Value of the Contract will be applied to the Federated Prime Money Fund II Division.

FIXED ANNUITY

    Each Fixed Annuity Payment is determined in accordance with the annuity purchase rates found in the Contract which are based on the minimum guaranteed interest rate of 3.5% per year or, if more favorable to the Payee, in accordance with annuity purchase rates found in similar fixed annuity contracts then being issued by the Company on the Annuity Commencement Date. Once established, Fixed Annuity Payments will not change regardless of investment, mortality or expense experience.

VARIABLE ANNUITY

    The Owner may elect to allocate all or part of the Adjusted Value of the Contract to one or more Investment Divisions of Fund A. If such election is made by the Owner, the amount of Annuity Payments will be determined as follows: On the Annuity Commencement Date, the first monthly Variable Annuity payment is determined by dividing the Adjusted Value by $1,000 and multiplying the result by the appropriate monthly Variable Annuity Payment reflected in the Contract, which is guaranteed not to change. The amount of this first monthly payment is then deducted from each Investment Division in proportion to the allocation of the Adjusted Value made by the Owner. In each Investment Division, the number of Annuity Units is determined by dividing the amount of the first payment so allocated by the

Annuity Unit value for the Valuation Period which includes the seventh day prior to the Annuity Commencement Date. The number of Annuity Units in each Investment Division then remains unchanged. In each Investment Division, the value of an Annuity Unit was established at $10.00 for the first Valuation Period. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is determined by multiplying the number of Annuity Units in each Investment Division by the Annuity Unit value in that Investment Division for the Valuation Period which includes the seventh day prior to the due date of each subsequent Annuity Payment and adding the amounts so determined from each Investment Division.

VARIABLE ANNUITY UNIT VALUE

    In each Investment Division, the value of an Annuity Unit in subsequent Valuation Periods is determined by multiplying the value of the Annuity Unit at the close of the preceding Valuation Period by the product of (a) the Net Investment Factor for the Valuation Period and (b) a factor determined actuarially to neutralize the Assumed Investment Rate.

EXCHANGE OF VARIABLE ANNUITY UNITS

    After the Annuity Commencement Date, the Payee may exchange the value of a designated number of Variable Annuity Units of a particular Investment Division then credited to the Contract for Variable Annuity Units of another Investment Division, the value of which would be such that the dollar amount of an Annuity Payment made on the date the exchange is completed would be unaffected by the exchange. No more than five exchanges may be made within each Contract Year. Exchanges will be made using the Annuity Unit values for the Valuation Period as described under "Determination of Accumulation Unit Values Upon Exchange." (Also, see "Certain Administrative Procedures.")

ANNUITY OPTIONS

    The Annuity Payments provided by the Contract are Fixed Annuities or Variable Annuities or a combination of both, as elected by the Owner.

    The amount applied under each Annuity Option will produce a different initial Annuity Payment and stream of payments.

    No election of any Annuity Option may be made unless an initial Annuity Payment of at least $25 would be provided. If this minimum is not met, the Company reserves the right to change the frequency of Annuity Payments so that this minimum is attained.

    OPTION A. LIFE ANNUITY: Monthly Annuity Payments during the lifetime of the Annuitant. It would be possible under this Option for the Annuitant to receive only one Annuity Payment if he or she dies prior to the due date of the second Annuity Payment, two if he or she dies before the third Annuity Payment date, and so forth.

    OPTION B. LIFE ANNUITY WITH PERIODS CERTAIN OF 60, 120, 180 OR 240
MONTHS: Monthly Annuity Payments during the lifetime of the Annuitant and in any event for 60, 120, 180 or 240 months certain as elected by the Owner.

    OPTION C. JOINT AND SURVIVOR ANNUITY: Monthly Annuity Payments payable during the joint lifetime of the Annuitant and the designated second person and during the lifetime of the survivor, at the percentage (either 100%, 75%, 66 2/3% or 50%) elected at the Annuity Commencement Date. No further payments will be made after the survivor's death.

    OPTION D. JOINT AND CONTINGENT ANNUITY: Monthly Annuity Payments during the lifetime of the Annuitant and continuing during the lifetime of the designated second person after the death of the Annuitant at the percentage (either 100%, 75%, 66 2/3% or 50%) elected at the Annuity Commencement Date. No further payments will be made after the survivor's death.

    OPTION E. FIXED PAYMENTS FOR A PERIOD CERTAIN: Fixed monthly Annuity Payments for any specified period (at least five years but not exceeding 30 years), as elected.

    Annuity Options A, B, C, and D are available on a Fixed Annuity basis, a Variable Annuity basis or a combination of both. Under Annuity Options B and E, in the event of the death of the Annuitant, the guaranteed monthly payments will be paid to the Beneficiary during the remainder of the period selected. Annuity Option E is available on a Fixed Annuity basis only. Notwithstanding the fact that a mortality risk charge is assessed against the Contract value, Annuity Option E does not involve a life contingency, and thus a mortality risk charge is incurred, but no mortality risk is assumed by the Company.

MISSTATEMENT OF AGE OR SEX

    If the age or sex of the Annuitant has been misstated, any annuity amounts payable shall be those which the proceeds applied would have purchased at the correct age and sex. After Annuity Payments have begun, the Company will pay immediately any underpayments and will deduct any overpayments from the succeeding payments as necessary for such payments to reflect the correct age or sex.

COMMUTATION

    Except as provided under "Amounts Payable on Death of Payee After Annuity Commencement Date," there shall be no right to receive, after Annuity Payments have begun, the amount available for Annuity Payments in advance of the time specified in the Annuity Option selected or automatically placed in effect.

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

    If an Owner dies while the Contract is in effect, and before the Annuity Commencement Date, the Company, upon receipt of due proof of death of the Owner, will pay a death benefit to the Owner's Beneficiary. (For Contracts owned by non-natural persons, the Annuitant will be deemed to be the Owner for this purpose and the death or a change of the Annuitant shall be treated as the death of the Owner.) If there is no Owner's Beneficiary living on the date of death of the Owner, the Company will pay the death benefit, upon receipt of due proof of the death of both the Owner and the Owner's Beneficiary, in one sum to the estate of the Owner. If the Owner's Beneficiary is not an individual or the death benefit is payable to the Owner's estate, the death benefit must be distributed within five years of the Owner's death. If the Owner's Beneficiary is an individual, such individual may receive payments in a lump sum or over a period of years not exceeding his or her life expectancy beginning not later than one year after the Owner's death. Any lump sum payment must be made within 5 years of the date of death of the Owner. If the Owner's spouse is the Owner's Beneficiary, the spouse may elect to keep the Contract in effect and become the new Owner. If the Annuitant is not the Owner and the Owner dies before the Annuity Commencement Date, except in the case of a spouse who elects to become the new Owner, all rights of the Annuitant cease upon the Owner's death.

    If the Annuitant (other than an Annuitant who is also the Owner or who is deemed to be the Owner as discussed above) dies while the Contract is in effect, while the Owner is living, and before the Annuity Commencement Date, the Company, upon receipt of due proof of death, will pay a death benefit to the Annuitant's Beneficiary, either in a lump sum within 5 years of the date of the death of the Annuitant or under one of the Annuity Options as provided under "Election and Effective Date of Election" below. If there is no Annuitant's Beneficiary living on the date of death of the Annuitant, the Company will pay the death benefit in a lump sum to the Owner upon receipt of due proof of the death of both the Annuitant and the Annuitant's Beneficiary.

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    When the Annuitant is also the Owner, any Death Benefits payable will be payable to the Annuitant's Beneficiary.

    The Contract provides that upon the death of the Annuitant prior to the Annuity Commencement Date, the death benefit will be paid to the named Beneficiary.

    On or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected or automatically placed in effect. In the event of the death of an Owner on or after the Annuity Commencement Date, benefits must be distributed at least as rapidly as the method of distribution in effect on the Owner's death.

    In all events this Contract will be continued and administered in accordance with Section72(s) of the Internal Revenue Code, as amended.

ELECTION AND EFFECTIVE DATE OF ELECTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the death benefit of the Contract applied under one of the Annuity Options (see "Annuity Options") to effect a Variable Annuity, a Fixed Annuity, or a combination of both, for the Annuitant's Beneficiary as Payee after the death of the Annuitant or for the Owner's Beneficiary as Payee after the death of the Owner. This election may be made and subsequently revoked by filing with the Company a written election or revocation of an election in such form as the Company may require. Any election or revocation of an election of a method of settlement of the death benefit by the Owner will become effective on the date it is received in good order by the Company at the Service Center. If no election of a method of settlement of the death benefit is in effect on the date of death, the Annuitant's Beneficiary or the Owner's Beneficiary, as the case may be, may elect (a) to receive the death benefit in the form of a lump-sum payment in which event the Contract will be canceled; or (b) to have the death benefit of the Contract applied under one of the Annuity Options to effect (so long as the requirements in the "Death Benefit Provided by the Contract" section are met) a Variable Annuity, a Fixed Annuity, or a combination of both. This election may be made by filing with the Company a written election in such form as the Company may require. Any written election of a method of settlement of the death benefit will become effective on the later of: (a) the date the election is received in good order by the Company at the Service Center; or (b) the date due proof of the death of the Owner or the Annuitant, as applicable, is received by the Company at the Service Center. If a written election is not received by the Company within 60 days following the date due proof of death is received by the Company at the Service Center, the Annuitant's Beneficiary or the Owner's Beneficiary, as the case may be, if an individual, shall be deemed to have elected Variable Annuity Option B, for a life annuity with 120 months certain as of the last day of the sixty-day period.

AMOUNTS PAYABLE ON DEATH OF PAYEE AFTER ANNUITY COMMENCEMENT DATE

    In the event of the death of a Payee on or after the Annuity Commencement Date, and prior to the expiration of a period certain under Annuity Option B or Annuity Option E, Annuity Payments for the remainder of such period certain will be paid to (a) the Annuitant's Beneficiary as such payments come due; or
(b) the estate of the deceased Payee, if there is no Annuitant's Beneficiary then living, in a lump sum equal to the commuted value of such payments. All payments made in one sum by the Company are made in lieu of paying any remaining Annuity Payments under any Annuity Option then in effect. For Annuity Payments being made on a variable basis, the commuted value will be based on interest compounded annually at the assumed investment rate, and for Annuity Payments being made on a fixed basis, at the interest rate initially used in determining the amount for each payment. For Variable Annuity Payments, this calculation will also be based on the assumptions that the Annuity Unit values applicable to the remaining payments will be the Annuity Unit values for the Valuation Period which ends on the day before the date of the determination and that these values will remain unchanged thereafter.

PAYMENT OF DEATH BENEFIT

    Distribution of death benefits will be made under the limitations set forth above. (See "DEATH BENEFIT PROVIDED BY THE CONTRACT.") If the death benefit is to be paid in one sum to a Beneficiary, payment will be made within seven days of the date the Contract and due proof of death are received by the Company at the Service Center, except as the Company may be permitted to defer such payment in accordance with the 1940 Act. (See "DEFERMENT.") In the event of the death of either an Owner or the Annuitant prior to the Annuity Commencement Date, if settlement under one of the Annuity Options has been properly elected, the Annuity Commencement Date will be the business day immediately following the date of receipt of both the election and due proof of death by the Company at the Service Center.

AMOUNT OF DEATH BENEFIT

    If Annuity Payments have not begun, the death benefit is equal to the greater of (a) the Accumulation Value or (b) the sum of all Net Purchase Payments made under the Contract, less the sum of all amounts withdrawn.

    The Accumulation Unit values used in determining the amount of the death benefit will be those determined at the close of the Valuation Period in which due proof of death and the Contract are received by the Company at the Service Center.

                                   DEFERMENT

    The Company will ordinarily pay the value of any Contract, or will apply such amount to provide an annuity, within seven days after receipt of the proper request. However, the Company may defer any determination of the value to be paid and payment or any application of such amount for (i) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading thereon is restricted by the Securities and Exchange Commission; (ii) any period during which an emergency exists as a result of which it is not reasonably practicable to sell securities or fairly determine Accumulation Unit values or Annuity Unit values; or (iii) such other period as the Securities and Exchange Commission or other regulatory authority may permit for the protection of persons having an interest in Fund A.

                           RETIREMENT PLAN CONDITIONS

    A Contract acquired in connection with a retirement plan or trust agreement may be subject to special tax consequences. Such plans may also limit the exercise by their participants of certain rights granted by a Contract. For example, although the Contract permits surrender of the value of a participant's Contract, the plan or trust pursuant to which the Contract was issued may not authorize the participant to exercise such right. Further, the plan or trust may provide that (i) only the Owner may exercise such right or (ii) only the Owner may exercise such right subject to the direction of the participants. Certain plans or trusts may require that a participant acquire a 100% vested or nonforfeitable interest in the benefits provided by the plan or trust before a participant may exercise any of the rights provided by the Contract. Applicants should review plans or trusts carefully and consult their tax advisers before purchasing a Contract.

                              OWNERSHIP PROVISIONS

OWNER

    The Contract will belong to the Owner. All Contract rights and privileges may be exercised by the Owner without the consent of any Owner's Beneficiary, Annuitant or Annuitant's Beneficiary not irrevocably named, or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Annuitant's Beneficiary becomes the Owner on the death of the Annuitant after the Annuity Commencement Date.

CHANGE OF OWNERSHIP

    Ownership of a Qualified Contract may be transferred: (i) to the Annuitant;
(ii) to a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code; (iii) to the trustee of an Individual Retirement Account qualified under Section 408 of the Code for the benefit of the Owner; or (iv) as otherwise permitted from time to time by laws and regulations governing retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be assigned, alienated, garnished, attached or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company. The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date. The transfer of ownership may result in adverse federal tax consequences for the Owner. A change of ownership will not be binding upon the Company until written notification is received by the Company at the Service Center and will be effective as of the date on which the request for change was signed by the Owner; however, the change will be without prejudice to the Company on account of any action taken by the Company prior to receiving notice of the change.

ASSIGNMENT

    A Contract may be assigned at any time before the Annuity Commencement Date unless restricted. For any assignment to be binding on the Company, the Company must receive a signed copy of it at the Service Center. The Company assumes no responsibility for the validity of any assignment. Any claim made under an assignment is subject to proof of interest and the extent of that interest.

                            BENEFICIARY DESIGNATIONS

    The Owner's Beneficiary and Annuitant's Beneficiary designations contained in the application will remain in effect until changed. Subject to any irrevocable designation, the Owner may change or revoke the designation of an Owner's Beneficiary or Annuitant's Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received in good order at the Service Center. When it is so received, the change will be effective as of the date on which the designation was signed; however, the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change.

                         OTHER CHANGES IN THE CONTRACTS

    Only the President, Senior Vice President, Vice President, Secretary or Assistant Secretary of the Company has the authority to change any of the terms of the Contracts or waive any of the Company's rights. Any such change or waiver must be in writing and endorsed on the Contract.

                           FEDERAL TAX CONSIDERATIONS

    NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

    Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

    For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

    The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

    Regulations issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

    The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

    The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

    The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

    The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

    Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

    The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

    Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

    Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

    Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

    If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

GIFTING A CONTRACT

    If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

DEATH BENEFITS

    Any death benefits are taxable to the beneficiary to the extent the contract value exceeds basis. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

    All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

    Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

    When all or part of an annuity contract or a death benefit under the Contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the Contract and pay it directly to the Internal Revenue Service.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

    Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from earnings. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received:
(a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

    With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

    The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

    The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

QUALIFIED PLANS

    The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

    A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

    Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

    a. TAX-SHELTERED ANNUITIES

    Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    b. INDIVIDUAL RETIREMENT ANNUITIES

    The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

    Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    c. PENSION AND PROFIT-SHARING PLANS

    Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    d. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
       SECTION 457

    Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which can be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

    All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

    In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

    - attains age 70 1/2,

    - separates from service,

    - dies, or

    - suffers an unforeseeable financial emergency as defined in the Code.

    Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

    In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified

Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:
(a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2 (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the qualified contract; (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree.

    The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

    The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's contract value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

    Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

    The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing contracts. You should consult with our qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.

TAX ADVICE AND OTHER TAXES

    The description in this prospectus of the federal tax treatment of amounts invested and received under the Contracts is not intended as tax advice and is for general informational purposes only. For complete information on such federal and state tax consequences, a competent tax adviser should be consulted.

    The discussion of federal tax consequences in this prospectus is based on the law in effect on the date of this prospectus, which is subject to change. Tax laws affecting variable annuities have changed in recent years and numerous proposals for additional changes continue to be considered by the IRS and Congress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

    First Variable Capital Services, Inc. ("FVCS"), a wholly-owned subsidiary of the Company, is the distributor of the Contracts. The Contracts are sold by broker-dealers who are members of the National Association of Securities Dealers, Inc. ("NASD"). FVCS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is also a member of the NASD.

                               LEGAL PROCEEDINGS

    There are no material pending legal proceedings to which Fund A, FVCS or the Company are a party.

                                PERIODIC REPORTS

    During the Accumulation Period, the Company will send the Owner, at least once during each Contract Year, a statement showing the number, type and value of the Accumulation Units credited to the Contract, which statement shall be accurate as of a date not more than two months prior to the date of mailing. In addition, the Owner will receive such reports or prospectuses concerning Fund A and the Investment Options as may be required by the 1940 Act and the Securities Act of 1933. The Company will also send such statements reflecting transactions in the Contract as may be required by applicable laws, rules and regulations.

                                STATE REGULATION

    The Company is subject to the laws of Arkansas governing life insurance companies and to regulation by the Arkansas Commissioner of Insurance (the "Commissioner"). An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 of each year covering the operations of the Company for the preceding year and its financial condition on December 31 of such year. Its books and assets are subject to review and examination by the Commissioner at all times, and a full examination of its operations is conducted by regulatory authorities at least once every three years.

    In addition, the Company is subject to the insurance laws and regulations of the other jurisdictions in which it is licensed to do business. Generally, the insurance departments of such jurisdictions apply the laws of Arkansas in determining the permissible investments of the Company.

                             RESERVATION OF RIGHTS

    The Company reserves the right at any time to add or delete certain types of Contracts for sale. The Company also reserves the right, in compliance with applicable law (including any required approval by the Securities and Exchange Commission), to make available additional mutual funds and additional Portfolios of VIST in order to enhance the investment choices available to Owners. The Company has agreed with the Securities and Exchange Commission that Fund A will invest only in mutual funds which have undertaken to have a board of directors (a majority of whom are not interested persons of the mutual fund) which would formulate and approve any plan under Rule 12b-1 of the 1940 Act to finance distribution expenses. The Company reserves the right, subject to compliance with applicable law, to change the name of Fund A.

                                   INQUIRIES

    Any inquiries by an Owner about a Contract should be directed to the Company's Service Center at P. O. Box 830765, Birmingham, Alabama 35283-0765,
(800) 228-1035.

                                PRIOR CONTRACTS

    The Company previously issued other variable annuity contracts funded in Fund A, ("prior policies") which continue to be funded in Fund A on the date of this prospectus. These contracts were issued to: (i) individuals who wanted an annuity contract outside the scope of an employer-sponsored plan or an individual retirement annuity; (ii) employees covered under employer pension, profit-sharing, annuity and certain deferred compensation plans qualified under the Code; or (iii) individuals through an individual retirement annuity described in Section 408(b) of the Code. Not all Investment Divisions described in this prospectus are available to Owners of such prior policies.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information and History...................    3
Experts...........................................    3
Legal Counsel.....................................    3
Underwriter.......................................    3
Custody of Assets.................................    3
Financial Statements..............................  F-1

    PLEASE TEAR OFF, COMPLETE AND RETURN THIS FORM TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO FIRST VARIABLE'S INVESTMENT PRODUCTS DIVISION, CUSTOMER SERVICE CENTER ADDRESS AT P.O. BOX 830765, BIRMINGHAM, ALABAMA, 35283-0765.

    PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FIRST VARIABLE ANNUITY FUND A.

------------------------------------------------------------------------------------------------------
Name                                                                               Social Security No.
------------------------------------------------------------------------------------------------------
Address
------------------------------------------------------------------------------------------------------
City, State, Zip
------------------------------------------------------------------------------------------------------
Daytime Telephone Number

                                     PART B
     INFORMATION REQUIRED TO BE IN THE STATEMENT OF ADDITIONAL INFORMATION

                         FIRST VARIABLE ANNUITY FUND A
                                      AND
                     FIRST VARIABLE LIFE INSURANCE COMPANY

                              -------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                               December 19, 2001

    This Statement of Additional Information is not a Prospectus. This document should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. A copy of the Prospectus may be obtained by writing or calling the company at: P.O. Box 830765, Birmingham, Alabama 35283-0765, (800) 228-1035.

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
General Information and History...................    3
Experts...........................................    3
Legal Counsel.....................................    3
Underwriter.......................................    3
Custody of Assets.................................    3
Financial Statements..............................  F-1

                        GENERAL INFORMATION AND HISTORY

    First Variable Annuity Fund A ("Fund A") is a separate account of the Company. The Company is a wholly-owned subsidiary of Protective Life Insurance Company, a subsidiary of Protective Life Corporation of Birmingham, Alabama. Information regarding the Company, its ownership and history is contained in the prospectus.

                                    EXPERTS

    The financial statements of the Company as of December 31, 2000 and 1999, and for the two years then ended, included in this prospectus, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

    The financial statements of the Separate Account as of December 31, 2000 and for the two years then ended, included in this prospectus, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

    The consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 of First Variable Life Insurance Company appearing in the statement of additional information and registration statement have been audited by Ernst & Young LLP, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                                 LEGAL COUNSEL

    Legal matters in connection with the Contracts have been reviewed by the Company's Legal Department.

                                  UNDERWRITER

    First Variable Capital Services, Inc. ("FVCS"), a wholly-owned subsidiary of the Company, is the principal underwriter of the Contracts. Registered representatives of other broker-dealers who are members of the National Association of Securities Dealers, Inc., ("NASD") and who are authorized by FVCS will sell the Contract. FVCS is registered with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 as a broker-dealer and is also a member of the NASD. The Contracts are offered on a continuous basis.

                               CUSTODY OF ASSETS

    The Company holds the assets of Fund A. These assets are held separate and apart from the General Account.

                              FINANCIAL STATEMENTS

    The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                    FIRST VARIABLE LIFE INSURANCE COMPANY --
                         FIRST VARIABLE ANNUITY FUND A

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999

                  (WITH INDEPENDENT AUDITORS' REPORT THEREON)

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder of
First Variable Life Insurance Company and
  Contract Owners of First Variable Annuity Fund A:

    We have audited the accompanying statements of assets and liabilities of each of the sub-accounts comprising First Variable Life Insurance Company -- First Variable Annuity Fund A as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of December 31, 2000 by correspondence with the transfer agent of the underlying mutual funds. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts comprising First Variable Life Insurance Company -- First Variable Annuity Fund A as of December 31, 2000, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Chicago, IL
November 9, 2001

                    FIRST VARIABLE LIFE INSURANCE COMPANY --
                         FIRST VARIABLE ANNUITY FUND A

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

                                                            VARIABLE INVESTORS SERIES TRUST
                                      ---------------------------------------------------------------------------
                           FEDERATED                 HIGH                   U.S.                GROWTH    SMALL
                             PRIME                  INCOME    MULTIPLE   GOVERNMENT   WORLD      AND     CAPITAL
                             MONEY      GROWTH       BOND    STRATEGIES     BOND      EQUITY    INCOME    GROWTH
                            FUND II    DIVISION    DIVISION   DIVISION    DIVISION   DIVISION  DIVISION  DIVISION
                           ---------  -----------  --------  ----------  ----------  --------  --------  --------
ASSETS:
Investments in mutual
  funds at net asset
  value (see cost
  below).................  $115,494   $ 9,112,967   $6,807    $248,462    $252,773   $37,040   $ 92,160  $ 90,105
Receivable from First
  Variable Life Insurance
  Company................        --         1,991       --         271          --        --         --         1
                           --------   -----------   ------    --------    --------   -------   --------  --------
TOTAL ASSETS.............   115,494     9,114,958    6,807     248,733     252,773    37,040     92,160    90,106
                           ========   ===========   ======    ========    ========   =======   ========  ========
LIABILITIES:
Payable to First Variable
  Life Insurance
  Company................       500            --       --          --          --        --          1        --
                           --------   -----------   ------    --------    --------   -------   --------  --------
                            114,994     9,114,958    6,807     248,733     252,773    37,040     92,159    90,106
                           ========   ===========   ======    ========    ========   =======   ========  ========
NET ASSETS:
Annuity contracts in
  accumulation period....  $114,994   $ 9,060,340   $6,807    $234,272    $252,773   $37,040   $ 92,159  $ 90,106
Annuity contracts in
  payment period.........        --        54,618       --      14,461          --        --         --        --
                           --------   -----------   ------    --------    --------   -------   --------  --------
TOTAL NET ASSETS.........  $114,994   $ 9,114,958   $6,807    $248,733    $252,773   $37,040   $ 92,159  $ 90,106
                           ========   ===========   ======    ========    ========   =======   ========  ========
INVESTMENTS IN MUTUAL
  FUNDS AT COST..........  $115,494   $11,230,547   $9,093    $283,335    $248,297   $53,454   $100,732  $107,852
                           ========   ===========   ======    ========    ========   =======   ========  ========

              See accompanying notes to the financial statements.

                    FIRST VARIABLE LIFE INSURANCE COMPANY --
                         FIRST VARIABLE ANNUITY FUND A

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

                                                            VARIABLE INVESTORS SERIES TRUST
                                      ---------------------------------------------------------------------------
                           FEDERATED                 HIGH                   U.S.                GROWTH    SMALL
                             PRIME                  INCOME    MULTIPLE   GOVERNMENT   WORLD      AND     CAPITAL
                             MONEY      GROWTH       BOND    STRATEGIES     BOND      EQUITY    INCOME    GROWTH
                            FUND II    DIVISION    DIVISION   DIVISION    DIVISION   DIVISION  DIVISION  DIVISION
                           ---------  -----------  --------  ----------  ----------  --------  --------  --------
INVESTMENT INCOME --
  DIVIDENDS..............   $7,323    $ 3,598,264  $ 1,511    $ 41,751    $16,253    $  8,236  $14,288   $ 15,164
EXPENSES --
fees paid to First
  Variable Life Insurance
  Company -- risk and
  administrative
  charges................    1,285        109,784      290       2,745      2,382         315      845      1,029
                            ------    -----------  -------    --------    -------    --------  -------   --------
Net investment income....    6,038      3,488,480    1,221      39,006     13,871       7,921   13,443     14,135
                            ------    -----------  -------    --------    -------    --------  -------   --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss) on
  fund shares redeemed...       --        320,293   (1,696)        275        (12)       (103)     (93)       307
Net unrealized
  appreciation
  (depreciation) on
  investments during the
  year...................       --     (5,460,396)  (2,236)    (77,069)     8,919     (16,413)  (6,750)   (43,631)
                            ------    -----------  -------    --------    -------    --------  -------   --------
Net realized and
  unrealized gain (loss)
  on investments.........       --     (5,140,103)  (3,932)    (76,794)     8,907     (16,516)  (6,843)   (43,324)
                            ------    -----------  -------    --------    -------    --------  -------   --------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........   $6,038    $(1,651,623) $(2,711)   $(37,788)   $22,778    $ (8,595) $ 6,600   $(29,189)
                            ======    ===========  =======    ========    =======    ========  =======   ========

              See accompanying notes to the financial statements.

                    FIRST VARIABLE LIFE INSURANCE COMPANY --
                         FIRST VARIABLE ANNUITY FUND A

                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                            VARIABLE INVESTORS SERIES TRUST
                                      ---------------------------------------------------------------------------
                           FEDERATED                 HIGH                   U.S.                GROWTH    SMALL
                             PRIME                  INCOME    MULTIPLE   GOVERNMENT   WORLD      AND     CAPITAL
                             MONEY      GROWTH       BOND    STRATEGIES     BOND      EQUITY    INCOME    GROWTH
                            FUND II    DIVISION    DIVISION   DIVISION    DIVISION   DIVISION  DIVISION  DIVISION
                           ---------  -----------  --------  ----------  ----------  --------  --------  --------
OPERATIONS:
Net investment income....  $  6,038   $ 3,488,480  $ 1,221    $ 39,006    $ 13,871   $  7,921  $13,443   $ 14,135
Realized gain (loss) on
  fund shares redeemed...        --       320,293   (1,696)        275         (12)      (103)     (93)       307
Net unrealized
  appreciation
  (depreciation) on
  investments during the
  period.................        --    (5,460,396)  (2,236)    (77,069)      8,919    (16,413)  (6,750)   (43,631)
                           ---------  -----------  -------    --------    --------   --------  -------   --------
Net increase (decrease)
  in net assets resulting
  from operations........     6,038    (1,651,623)  (2,711)    (37,788)     22,778     (8,595)   6,600    (29,189)
                           ---------  -----------  -------    --------    --------   --------  -------   --------
FROM CONTRACT OWNER
  TRANSACTIONS:
Net proceeds from sale or
  transfer of
  accumulation units.....       494       125,673    1,756      15,987          --     45,635        5     60,377
Cost of accumulation
  units terminated and
  exchanged..............  (184,758)   (1,530,891)      (2)    (16,072)        (10)        --       (8)       (40)
                           ---------  -----------  -------    --------    --------   --------  -------   --------
Increase (decrease) in
  net assets from
  contract owner
  transactions...........  (184,264)   (1,405,218)   1,754         (85)        (10)    45,635       (3)    60,337
                           ---------  -----------  -------    --------    --------   --------  -------   --------
Increase (decrease) in
  net assets.............  (178,226)   (3,056,841)    (957)    (37,873)     22,768     37,040    6,597     31,148
Net assets at beginning
  of period..............   293,220    12,171,799    7,764     286,606     230,005         --   85,562     58,958
                           ---------  -----------  -------    --------    --------   --------  -------   --------
Net assets at end of
  period.................  $114,994   $ 9,114,958  $ 6,807    $248,733    $252,773   $ 37,040  $92,159   $ 90,106
                           =========  ===========  =======    ========    ========   ========  =======   ========

              See accompanying notes to the financial statements.

                    FIRST VARIABLE LIFE INSURANCE COMPANY --
                         FIRST VARIABLE ANNUITY FUND A

                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999

                                                       VARIABLE INVESTORS SERIES TRUST
                                        --------------------------------------------------------------
                            FEDERATED                   HIGH                                  U.S.
                              PRIME                    INCOME     MULTIPLE      MATRIX     GOVERNMENT
                              MONEY        GROWTH       BOND     STRATEGIES     EQUITY        BOND
                             FUND II      DIVISION    DIVISION    DIVISION     DIVISION     DIVISION
                           -----------  ------------  ---------  -----------  -----------  -----------
OPERATIONS:
Net investment income
  (loss).................  $    16,710  $    209,750  $  (1,917) $    (4,308) $    (2,989) $   (7,519)
Realized gain (loss) on
  fund shares redeemed...           --    15,650,633    (11,961)   1,007,437      100,218     (41,453)
Net unrealized
  appreciation
  (depreciation) on
  investments during the
  period.................           --    (9,610,980)    31,021     (650,122)     (81,852)     16,186
                           -----------  ------------  ---------  -----------  -----------  -----------
Net increase (decrease)
  in net assets resulting
  from operations........       16,710     6,249,403     17,143      353,007       15,377     (32,786)
                           -----------  ------------  ---------  -----------  -----------  -----------
FROM CONTRACT OWNER
  TRANSACTIONS:
Net proceeds from sale or
  transfer of
  accumulation units.....      432,468       330,718     16,034      387,805      155,630      40,477
Cost of accumulation
  units terminated and
  exchanged..............   (1,232,757)  (32,993,432)  (747,705)  (3,794,180)  (1,340,509) (1,375,852)
                           -----------  ------------  ---------  -----------  -----------  -----------
Decrease in net assets
  from contract owner
  transactions...........     (800,289)  (32,662,714)  (731,671)  (3,406,375)  (1,184,879) (1,335,375)
                           -----------  ------------  ---------  -----------  -----------  -----------
Decrease in net assets...     (783,579)  (26,413,311)  (714,528)  (3,053,368)  (1,169,502) (1,368,161)
Net assets at beginning
  of period..............    1,076,799    38,585,110    722,292    3,339,974    1,169,502   1,598,166
                           -----------  ------------  ---------  -----------  -----------  -----------
Net assets at end of
  period.................  $   293,220  $ 12,171,799  $   7,764  $   286,606  $        --  $  230,005
                           ===========  ============  =========  ===========  ===========  ===========

                             VARIABLE INVESTORS SERIES TRUST
                           -----------------------------------
                                          GROWTH       SMALL
                              WORLD         AND       CAPITAL
                             EQUITY       INCOME      GROWTH
                            DIVISION     DIVISION    DIVISION
                           -----------  -----------  ---------
OPERATIONS:
Net investment income
  (loss).................  $    (1,841) $    (3,482) $  (2,238)
Realized gain (loss) on
  fund shares redeemed...      (82,754)      13,935    (16,204)
Net unrealized
  appreciation
  (depreciation) on
  investments during the
  period.................       77,508      (25,662)    30,239
                           -----------  -----------  ---------
Net increase (decrease)
  in net assets resulting
  from operations........       (7,087)     (15,209)    11,797
                           -----------  -----------  ---------
FROM CONTRACT OWNER
  TRANSACTIONS:
Net proceeds from sale or
  transfer of
  accumulation units.....       33,675       93,654     31,327
Cost of accumulation
  units terminated and
  exchanged..............   (1,079,779)  (1,318,629)  (474,533)
                           -----------  -----------  ---------
Decrease in net assets
  from contract owner
  transactions...........   (1,046,104)  (1,224,975)  (443,206)
                           -----------  -----------  ---------
Decrease in net assets...   (1,053,191)  (1,240,184)  (431,409)
Net assets at beginning
  of period..............    1,053,191    1,325,746    490,367
                           -----------  -----------  ---------
Net assets at end of
  period.................  $        --  $    85,562  $  58,958
                           ===========  ===========  =========

              See accompanying notes to the financial statements.

                    FIRST VARIABLE LIFE INSURANCE COMPANY --
                         FIRST VARIABLE ANNUITY FUND A

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999
(1) ORGANIZATION

    First Variable Annuity Fund A (the Fund) is a segregated account of First Variable Life Insurance Company (First Variable Life) and is registered as a unit investment trust under the Investment Company Act of 1940, amended (the 1940 Act). Eight of the nine investment divisions of the Fund are invested solely in the shares of the eight corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. The remaining investment division is invested in the Federated Prime Money Fund II, an open-end management investment company. Under applicable insurance law, the assets and liabilities of the Fund are clearly identified and distinguished from the other assets and liabilities of First Variable Life. The Fund cannot be charged with liabilities arising out of any other business of First Variable Life.

    First Variable Life is a wholly owned subsidiary of ILona Financial Group, Inc. (ILona) (previously Irish Life of North America, Inc.). ILona is a subsidiary of Irish Life & Permanent plc located in Dublin, Ireland. During 1999 Irish Life plc merged with Irish Permanent plc to form Irish Life & Permanent plc. First Variable Life is domiciled in the State of Arkansas.

    The assets of the Fund are not available to meet the general obligations of First Variable Life or ILona, and are held for the exclusive benefit of the contract owners participating in the Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  INVESTMENTS

    The Fund's investments in the corresponding series of mutual funds are stated at the net asset values of the respective series, which approximates fair value, per share of the respective portfolios. Investment transactions are accounted for on the date the shares are purchased or sold. Effective August 1, 2000 the cost of shares sold and redeemed is being determined on the weighted average method due to the implementation of a new computer system. Prior to that date the first in, first out method was used to determine these amounts. The change in methods resulted in a reclassification and had no impact on net assets or on net increase (decrease) in net assets resulting from operations. Dividends and capital gain distributions received from the mutual funds are reinvested in additional shares of the respective mutual funds and are recorded as income by the Fund on the ex-dividend date.

  FEDERAL INCOME TAXES

    For Federal income tax purposes, operations of the Fund are combined with those of First Variable Life, which is taxed as a life insurance company. First Variable Life anticipates no tax liability resulting from the operations of the Fund. Therefore, no provision for income taxes has been charged against the Fund.

  CONTRACTS IN ANNUITY PAYMENT PERIOD

    Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, which varies between 3% and 4%. Charges to annuity reserves for mortality and risk expense

                    FIRST VARIABLE LIFE INSURANCE COMPANY --
                         FIRST VARIABLE ANNUITY FUND A

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999

(2) SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

are reimbursed to First Variable Life if the reserves required are less than originally estimated. If additional reserves are required, First Variable Life reimburses the account.

  USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

(3) INVESTMENTS

    The following table presents selected data for investments in each of the divisions of the Fund at December 31, 2000:

                                             NUMBER                                      NET
                                               OF                                       ASSET
                                             SHARES                COST                 VALUE
                                     ----------------------  -----------------  ---------------------
Federated Prime Money Fund II......          115,494            $   115,494             115,494
Growth Division....................          290,770             11,230,547           9,112,967
High Income Bond Division..........            1,003                  9,030               6,807
Multiple Strategies Division.......           15,539                283,335             248,462
U.S. Government Bond Division......           24,143                248,297             252,773
World Equity Division..............            2,361                 53,454              37,040
Growth and Income Division.........            6,168                100,732              92,160
Small Capital Growth Division......            4,452                107,852              90,105
                                            ========            ===========          ==========

(4) NET ASSETS

    Variable annuity net assets in the accumulation period at December 31, 2000 consists of the following:

                                                                                    ANNUALIZED
                                      ACCUMULATION   ACCUMULATION                   2000 TOTAL
                                         UNITS        UNIT VALUE      NET ASSETS      RETURN
                                      ------------  --------------  --------------  -----------
Federated Prime Money Fund II.......        6,443   $   17.848019   $     114,994         4.91%
Growth Division.....................       23,065      392.822954       9,060,340       (15.58)
High Income Bond Division...........          289       23.547963           6,807       (12.40)
Multiple Strategies Division........        5,600       41.832728         234,272       (13.49)
Matrix Equity Division..............           --       37.259773              --       (14.59)
U.S. Government Bond Division.......       10,447       24.194963         252,773         9.95
World Equity Division...............        1,239       29.887345          37,040        (6.98)
Growth and Income Division..........        6,211       14.838157          92,159         7.75
Small Capital Growth Division.......        6,182       14.574925          90,106       (16.03)
                                       ==========   =============   =============   ==========

                    FIRST VARIABLE LIFE INSURANCE COMPANY --
                         FIRST VARIABLE ANNUITY FUND A

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999

(5) PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of each mutual fund during the year ended December 31, 2000 are shown below:

                                                            PROCEEDS
                                          PURCHASES         FROM SALE
                                          ----------  ---------------------
Federated Prime Money Fund II...........  $    4,498          185,099
Growth Division.........................   3,709,873        1,594,417
High Income Bond Division...............     185,798          182,794
Multiple Strategies Division............      55,294            3,610
U.S. Government Bond Division...........      16,257            1,368
World Equity Division...................      53,869              156
Growth and Income Division..............      14,288              484
Small Capital Growth Division...........      75,484              626
                                          ==========       ==========

(6) EXPENSES

    As more fully disclosed in the prospectus, First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of .60% for mortality risks and .40% for expense risks. Total charges to the fund for the year ended December 31, 2000 was $118,675.

(7) DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code (the
Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for Federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

    The Internal Revenue Service has issued regulations under
Section 817(h) of the Code. First Variable Life believes that the Fund satisfies the current requirements of the regulations, and it intends that the Fund will continue to meet such requirements.

(8) PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

    First Variable Capital Services, Inc., a wholly owned subsidiary of First Variable Life, is principal underwriter and general distributor of the contracts issued through the Fund.

(9) SUBSEQUENT EVENT

    On June 22, 2001, ILona entered into a definitive agreement, whereby Protective Life Insurance Company, a Tennessee domiciled life insurance company, would acquire First Variable Life Insurance Company and all its holdings. The purchase became effective as of October 1, 2001.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

                  (WITH INDEPENDENT AUDITORS' REPORT THEREON)

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
First Variable Life Insurance Company:

    We have audited the accompanying consolidated balance sheets of First Variable Life Insurance Company and subsidiaries (the Company) as of
December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying financial statements of First Variable Life Insurance Company and subsidiaries as of and for the year ended December 31, 1998 were audited by other auditors whose report thereon dated February 2, 1999 expressed an unqualified opinion on those statements.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of First Variable Life Insurance Company and subsidiaries as of December 31, 2000 and 1999 and the consolidated results of their operations and their cash flows for the years ended December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Chicago, IL
March 30, 2001

               REPORT OF ERNST & YOUNG, LLP, INDEPENDENT AUDITORS

The Board of Directors and Stockholder
First Variable Life Insurance Company:

    We have audited the accompanying consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 of First Variable Life Insurance Company. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, consolidated results of operations and cash flows of First Variable Life Insurance Company for the year ended
December 31, 1998 in conformity with accounting principles generally accepted in the United States.

                                          ERNST & YOUNG LLP

Chicago, Illinois
February 2, 1999

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                           DECEMBER 31, 2000 AND 1999

                       (IN THOUSANDS, EXCEPT SHARE DATA)

                                            2000      1999
                                          --------  --------
ASSETS
Investments:
  Fixed maturities --
    available-for-sale, at fair value
    (amortized cost: 2000-$130,462;
    1999-$158,248)......................  $132,858  $156,056
  Option contracts......................     2,411     2,939
  Equity securities -- at fair value
    (cost: 2000-$0; 1999-$684)..........        --        12
  Policy loans..........................     1,346       965
                                          --------  --------
    Total investments...................   136,615   159,972
Cash and cash equivalents...............       697     3,944
Accrued investment income...............     2,459     3,003
Deferred income tax asset...............     1,569        --
Federal income tax recoverable..........       200        20
Deferred policy acquisition costs.......    19,361    15,912
Value of insurance in force acquired....     5,676    11,605
Property and equipment, less allowance
  for depreciation of $1,552 in 2000 and
  $1,106 in 1999........................     1,010     1,023
Goodwill, less accumulated amortization
  of $913 in 2000 and $767 in 1999......     2,010     2,156
Other assets............................       588       617
Assets held in separate accounts........   276,342   304,341
                                          --------  --------
  Total assets..........................  $446,527  $502,593
                                          ========  ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits for annuity and
    life products.......................  $101,127  $119,252
  Unearned revenue reserve..............       153       213
  Supplementary contracts without life
    contingencies.......................    18,080    20,831
  Claim liability.......................       130        66
  Deferred income tax liability.........        --       111
  Due to affiliates.....................       439       303
  Other liabilities.....................     1,730     2,012
  Liabilities related to separate
    accounts............................   276,342   304,341
                                          --------  --------
    Total liabilities...................   398,001   447,129
                                          --------  --------
Stockholder's equity:
  Capital stock, par value $1.00 per
    share -- authorized 3,500,000
    shares, issued and outstanding
    2,500,000 shares....................     2,500     2,500
  Additional paid-in capital............    53,104    53,104
  Accumulated other comprehensive income
    (loss)..............................       556      (909)
  Retained (deficit) earnings...........    (7,634)      769
                                          --------  --------
    Total stockholder's equity..........    48,526    55,464
                                          --------  --------
    Total liabilities and stockholder's
      equity............................  $446,527  $502,593
                                          ========  ========

          See accompanying notes to consolidated financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                 YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                 (IN THOUSANDS)

                                      2000     1999     1998
                                     -------  -------  -------
REVENUES:
  Annuity and life product
    charges........................  $ 7,069  $ 4,767  $ 4,026
  Reinsurance premium..............     (107)     (33)      --
  Net investment income............   10,093   15,108   22,295
  Realized (losses) gains on
    investments....................   (2,816)   7,209    2,723
  Other income.....................    1,797    3,940    1,576
                                     -------  -------  -------
    Total revenues.................   16,036   30,991   30,620
                                     -------  -------  -------
BENEFITS AND EXPENSES:
  Annuity and life benefits........    6,610   10,208   15,643
  Underwriting, acquisition, and
    insurance expenses.............   10,544    9,758    9,828
  Amortization of value of
    insurance in force acquired and
    deferred policy acquisition
    costs, net.....................    9,368   13,030    3,473
  Management fee paid to parent....      721      589      480
  Other expenses...................    1,662    1,491    1,469
                                     -------  -------  -------
    Total benefits and expenses....   28,905   35,076   30,893
                                     -------  -------  -------
    Loss before Federal income tax
      benefit......................  (12,869)  (4,085)    (273)
                                     -------  -------  -------
FEDERAL INCOME TAX (BENEFIT)
  EXPENSE:
  Current tax......................   (1,997)      (4)      12
  Deferred tax.....................   (2,469)    (954)    (394)
                                     -------  -------  -------
    Total Federal income tax
      benefit......................   (4,466)    (958)    (382)
                                     -------  -------  -------
    Net (loss) income..............  $(8,403) $(3,127) $   109
                                     =======  =======  =======

          See accompanying notes to consolidated financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                 YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                 (IN THOUSANDS)

                                                                  ACCUMULATED
                                                     ADDITIONAL      OTHER                     TOTAL
                                           CAPITAL    PAID-IN    COMPREHENSIVE  RETAINED   STOCKHOLDER'S
                                            STOCK     CAPITAL    INCOME (LOSS)  EARNINGS      EQUITY
                                          ---------  ----------  -------------  ---------  -------------
Balance at December 31, 1997............  $  2,500   $  53,104       $  9,066   $  3,787      $ 68,457
Net income..............................        --          --             --        109           109
Net unrealized investment loss, net of
  reclassification adjustment...........        --          --           (871)        --          (871)
                                          --------   ---------       --------   --------      --------
Comprehensive loss......................                                                          (762)
                                                                                              --------
Balance at December 31, 1998............     2,500      53,104          8,195      3,896        67,695
Net income..............................        --          --             --     (3,127)       (3,127)
Net unrealized investment loss, net of
  reclassification adjustment...........        --          --         (9,104)        --        (9,104)
                                          --------   ---------       --------   --------      --------
Comprehensive loss......................                                                       (12,231)
                                                                                              --------
Balance at December 31, 1999............     2,500      53,104           (909)       769        55,464
Net loss................................        --          --             --     (8,403)       (8,403)
Net unrealized investment gain, net of
  reclassification adjustment...........        --          --          1,465         --         1,465
                                          --------   ---------       --------   --------      --------
Comprehensive loss......................                                                        (6,938)
                                                                                              --------
Balance at December 31, 2000............  $  2,500   $  53,104       $    556   $ (7,634)     $ 48,526
                                          ========   =========       ========   ========      ========

          See accompanying notes to consolidated financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                 YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                 (IN THOUSANDS)

                                       2000      1999       1998
                                     --------  ---------  --------
Operating activities:
  Net (loss) income................  $ (8,403) $  (3,127) $    109
  Adjustments to reconcile net
    (loss) income to net cash
    provided by operating
    activities:
    Adjustments related to
      interest-sensitive products:
      Annuity and life benefits....     6,501     10,159    15,643
      Annuity product charges......    (7,069)    (4,767)   (4,026)
    Realized losses (gains) on
      investments..................     2,816     (7,209)   (2,723)
    Policy acquisition costs
      deferred.....................    (9,892)    (7,492)   (3,665)
    Amortization of deferred policy
      acquisition costs............     5,466      4,151       912
    Provision for depreciation and
      other amortization...........     4,374      9,244     2,154
    Provision for income taxes.....    (2,649)    (1,061)     (382)
    Other..........................       430      1,955       482
                                     --------  ---------  --------
      Net cash (used in) provided
        by operating activities....    (8,426)     1,853     8,504
                                     --------  ---------  --------
Investing activities:
  Sale, maturity, or repayment of
    fixed maturity investments.....    28,039    111,503    61,253
  Acquisition of fixed
    maturities.....................    (2,267)   (16,696)  (29,074)
  Change in value of option
    contracts......................       527       (660)   (1,223)
  Policy loans and other...........      (813)    (1,078)     (840)
                                     --------  ---------  --------
    Net cash provided by investing
      activities...................    25,486     93,069    30,116
                                     --------  ---------  --------
Financing and other miscellaneous
  activities:
  Receipts from interest-sensitive
    products credited to
    policyholder account
    balances.......................    70,405     72,176    58,317
  Return of policyholder account
    balances on interest-sensitive
    products.......................   (90,712)  (166,507)  (96,613)
                                     --------  ---------  --------
    Net cash used in financing and
      other miscellaneous
      activities...................   (20,307)   (94,331)  (38,296)
                                     --------  ---------  --------
    Net (decrease) increase in cash
      and cash equivalents.........    (3,247)       591       324
Cash and cash equivalents at
  beginning of year................     3,944      3,353     3,029
                                     --------  ---------  --------
Cash and cash equivalents at end of
  year.............................  $    697  $   3,944  $  3,353
                                     ========  =========  ========

          See accompanying notes to consolidated financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(1)  SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION AND NATURE OF BUSINESS

    First Variable Life Insurance Company (the Company), a life insurance company domiciled in the State of Arkansas, is a wholly owned subsidiary of ILona Financial Group, Inc. (ILona) (previously Irish Life of North America, Inc.) ILona is a subsidiary of Irish Life & Permanent plc located in Dublin, Ireland. During 1999 Irish Life plc merged with Irish Permanent plc to form Irish Life & Permanent plc.

    The Company is licensed in 49 states and sells variable and fixed annuity products and variable universal life products through regional wholesalers and insurance brokers.

  CONSOLIDATION

    The consolidated financial statements include the Company and its wholly owned subsidiaries, First Variable Advisory Services Corp. and First Variable Capital Services, Inc. All significant intercompany transactions have been eliminated.

  INVESTMENTS

  FIXED MATURITIES AND EQUITY SECURITIES

    Fixed-maturity securities (bonds) are categorized as "available-for-sale," and as a result, are reported at fair value, with unrealized gains and losses on these securities included directly in accumulated other comprehensive income in stockholder's equity, net of certain adjustments (see note 3).

    Option contracts are carried at unamortized premium paid for the contract adjusted for changes in their intrinsic value resulting from movements in the S&P 500 index. Changes in the intrinsic value are credited to investment income.

    Policy loans are carried at unpaid principal balances.

    Premiums and discounts on investments are amortized or accreted using methods which result in a constant yield over the securities' expected lives. Amortization or accretion of premiums and discounts on mortgage and asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

    Equity securities (common stocks) are reported at fair value. The change in unrealized gain and loss of equity securities (net of related deferred income taxes, if any) is included directly in accumulated other comprehensive income in stockholder's equity.

  REALIZED GAINS AND LOSSES ON INVESTMENTS

    The carrying values of all the Company's investments are reviewed on an ongoing basis for credit deterioration, and if this review indicates a decline in market value that is other than temporary, the Company's carrying value in the investment is reduced to its estimated realizable value (the sum of the estimated nondiscounted cash flows) and a specific write-down is taken. Such reductions in carrying value are recognized as realized losses and charged to income. Realized gains and losses on sales are determined on the basis of specific identification of investments.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(1)  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

  CASH AND CASH EQUIVALENTS

    For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE ACQUIRED

    To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired is an asset that arose at the date the Company was acquired by ILona. The initial value was determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired.

    For variable universal life insurance and investment products, these costs are being amortized generally in proportion to expected gross profits from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of unrealized investment gains and losses) to be realized from a group of products are revised.

  PROPERTY AND EQUIPMENT

    Property and equipment are reported at cost, less allowances for depreciation. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives of the assets.

  GOODWILL

    Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired at the date the Company was acquired by ILona. Goodwill is being amortized on a straight-line basis over a period of twenty years.

    The carrying value of goodwill is regularly reviewed for indication of impairment in value which, in the view of management, is other than temporary. If facts and circumstances suggest that goodwill is impaired, the Company will assess the fair value of the underlying business and reduce goodwill to an amount that results in the book value of the underlying business approximating fair value. The Company has not recorded any such write-downs of goodwill.

  FUTURE POLICY BENEFITS

    Future policy benefit reserves for annuity and variable universal life products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for annuity products ranged from 3.0% to 8.0% in 2000, 3.0% to 10% in 1999, and 3.0% to 7.0%
in 1998.

  DEFERRED INCOME TAXES

    Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the related asset or liability from period to period.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(1)  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

  SEPARATE ACCOUNTS

    The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

  RECOGNITION OF PREMIUM REVENUES AND COSTS

    Revenues for annuity and variable universal life products consist of policy charges for the cost of insurance, administration charges, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

    Approximately 52% and 60% of the direct business written (as measured by premiums received) during the periods ended December 31, 2000 and 1999, respectively, was written through two broker dealers. Approximately 35% of the direct business written during the period ended December 31, 1998 was written through three broker dealers. Direct premiums are not concentrated in any geographical area.

  USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals, and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

  PENDING ACCOUNTING STANDARDS

    In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, ACCOUNTING FOR DERIVATIVES INSTRUMENTS AND FOR HEDGING ACTIVITIES, and in June 2000 issued SFAS No. 138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES. The requirements of SFAS No. 133 were delayed by SFAS No. 137, DEFERRAL OF THE EFFECTIVE DATE OF SFAS STATEMENT NO 133. Both SFAS No. 133 and 138 are effective for financial statements for periods beginning after June 15, 2000. SFAS No. 133 requires all derivatives to be recorded on the balance sheet at estimated fair value and it will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It will also require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in fair value is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(1)  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

type of hedge transaction. The Company does not anticipate any material impact of adopting SFAS No. 133 and No. 138.

(2)  FAIR VALUES OF FINANCIAL INSTRUMENTS

    SFAS 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

    The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

    FIXED-MATURITY SECURITIES: Fair values of fixed-maturity securities have been determined by the Company's outside investment manager and are based on quoted market prices, when available, or price matrices for securities which are not actively traded, developed using yield data and other factors relating to instruments or securities with similar characteristics.

    OPTION CONTACTS: The fair values for option contracts are based on settlement values and quoted market prices of comparable instruments. Similar characteristics are aggregated for the purpose of the calculations.

    EQUITY SECURITIES: The fair values for equity securities are based on quoted market prices.

    POLICY LOANS: The Company has not determined the fair values associated with its policy loans, as management believes any differences between the Company's carrying value and the fair values afforded these instruments are immaterial to the Company's financial position and, accordingly, the cost to provide such disclosure would exceed the benefit derived. At December 31, 2000 and 1999, the interest rate related to the outstanding policy loans ranges between 4% and 6%.

    CASH AND CASH EQUIVALENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

    ASSETS AND LIABILITIES OF SEPARATE ACCOUNTS: Separate account assets and liabilities are reported at estimated fair value in the Company's consolidated balance sheets.

    FUTURE POLICY BENEFITS FOR ANNUITY AND LIFE PRODUCTS AND SUPPLEMENTARY CONTRACTS WITHOUT LIFE CONTINGENCIES: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities) are stated at the policyholder account value. The Company is not required to and has not estimated fair value of its liabilities under other contracts.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(2)  FAIR VALUES OF FINANCIAL INSTRUMENTS -- (CONTINUED)

    The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS 107 at December 31, 2000 and 1999:

                                              2000                              1999
                                --------------------------------  --------------------------------
                                    CARRYING           FAIR           CARRYING           FAIR
                                      VALUE            VALUE            VALUE            VALUE
                                -----------------  -------------  -----------------  -------------
                                                          (IN THOUSANDS)
Assets:
  Fixed maturities --
    available-for-sale........      $132,858         $132,858         $156,056         $156,056
  Option contracts............         2,411            2,411            2,939            2,939
  Equity security.............            --               --               12               12
  Policy loans................         1,346            1,346              965              965
  Cash and cash equivalents...           697              697            3,944            3,944
  Assets held in separate
    accounts..................       276,342          276,342          304,341          304,341
                                    ========         ========         ========         ========
Liabilities:
  Future policy benefits for
    annuity and life
    products..................      $101,127         $101,127         $119,252         $119,252
  Supplementary contracts
    without life
    contingencies.............        18,080           18,080           20,831           20,831
  Liabilities related to
    separate accounts.........       276,342          276,342          304,341          304,341
                                    ========         ========         ========         ========

(3)  INVESTMENTS

  FIXED MATURITIES AND EQUITY SECURITIES

    The following tables contain amortized costs and fair value information on fixed maturities (bonds) and an equity security (common stock) at December 31, 2000 and 1999:

                                                   2000
                                -------------------------------------------
                                 COST OR     GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                  COST       GAINS       LOSSES     VALUE
                                ---------  ----------  ----------  --------
                                              (IN THOUSANDS)
Fixed maturities --
  available-for-sale:
  United States government and
    agencies:
    Mortgage and asset-backed
      securities..............  $ 13,857     $  947      $   14    $ 14,790
    Other.....................     2,923         54          --       2,977
  State, municipal, and other
    governments
  Public utilities............    25,821      1,019         208      26,632
  Industrial and
    miscellaneous.............    87,861      2,112       1,514      88,459
                                --------     ------      ------    --------
    Total fixed maturities --
      available-for-sale......  $130,462     $4,132      $1,736    $132,858
                                ========     ======      ======    ========

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(3)  INVESTMENTS -- (CONTINUED)

                                                   1999
                                -------------------------------------------
                                 COST OR     GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                  COST       GAINS       LOSSES     VALUE
                                ---------  ----------  ----------  --------
                                              (IN THOUSANDS)
Fixed maturities --
  available-for-sale:
  United States government and
    agencies:
    Mortgage and asset-backed
      securities..............  $ 15,278     $  627      $  160    $ 15,745
    Other.....................     3,943         40          53       3,930
  State, municipal, and other
    governments...............     2,001          9          --       2,010
  Public utilities............    29,233        819         484      29,568
  Industrial and
    miscellaneous.............   107,793      1,124       4,114     104,803
                                --------     ------      ------    --------
    Total fixed maturities --
      available-for-sale......  $158,248     $2,619      $4,811    $156,056
                                ========     ======      ======    ========
Equity security...............  $    684     $   --      $  672    $     12
                                ========     ======      ======    ========

    The amortized cost and fair value of the Company's portfolio of fixed-maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                      ESTIMATED
                                              AMORTIZED                 MARKET
                                                COST                    VALUE
                                          -----------------  ----------------------------
                                                          (IN THOUSANDS)
Due in one year or less.................      $  4,058                 $  4,077
Due after one year through five years...        49,233                   49,886
Due after five years through ten
  years.................................        26,478                   25,920
Due after ten years.....................        36,836                   38,185
Mortgage and asset-backed securities....        13,857                   14,790
                                              --------                 --------
                                              $130,462                 $132,858
                                              ========                 ========

    The unrealized gain or loss on fixed-maturity and equity securities available-for-sale is reported as accumulated other comprehensive income, reduced by adjustments to deferred policy acquisition costs and value of insurance in force acquired that would have been required as a charge or credit to income had such amounts been realized, and reduced by a provision for deferred income taxes. Net unrealized

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(3)  INVESTMENTS -- (CONTINUED)

investment gains and losses that are recorded as accumulated other comprehensive income are comprised of the following:

                                            DECEMBER 31,
                                          ----------------
                                           2000     1999
                                          -------  -------
                                           (IN THOUSANDS)
Unrealized gain (loss) on fixed-maturity
  and equity securities available-
  for-sale..............................  $ 2,396  $(2,864)
Adjustments for assumed changes in
  amortization pattern of:
  Deferred policy acquisition costs.....     (459)     518
  Value of insurance in force
    acquired............................   (1,081)     948
Deferred income tax liability...........     (300)     489
                                          -------  -------
    Net unrealized investment gain
      (loss)............................  $   556  $  (909)
                                          =======  =======

  NET INVESTMENT INCOME

    Components of net investment income are as follows:

                                      YEAR ENDED DECEMBER 31,
                                     -------------------------
                                      2000     1999     1998
                                     -------  -------  -------
                                          (IN THOUSANDS)
Income from:
  Fixed maturities.................  $10,710  $14,473  $21,181
  Cash and cash equivalents........      130      172      155
  Option contracts.................     (527)     660    1,118
  Policy loans.....................       53       33       37
  Other............................        8        8       --
                                     -------  -------  -------
                                      10,374   15,346   22,491
Less investment expenses...........     (281)    (238)    (196)
                                     -------  -------  -------
    Net investment income..........  $10,093  $15,108  $22,295
                                     =======  =======  =======

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(3)  INVESTMENTS -- (CONTINUED)

  REALIZED AND CHANGE IN UNREALIZED GAINS AND LOSSES

    Realized gains (losses) and the change in unrealized gain (loss) on investments are summarized below:

                                      YEAR ENDED DECEMBER 31,
                                     --------------------------
                                      2000      1999     1998
                                     -------  --------  -------
                                           (IN THOUSANDS)
Realized (loss) gain:
  Fixed maturities.................  $(2,132) $  7,209  $ 2,723
  Equity security..................     (684)       --       --
                                     -------  --------  -------
    Total realized (loss) gain.....  $(2,816) $  7,209  $ 2,723
                                     =======  ========  =======
Change in unrealized:
  Fixed maturities.................  $ 4,588  $(21,138) $(1,576)
  Equity security..................      672      (161)    (652)
                                     -------  --------  -------
    Change in unrealized gain
      (loss) on investments........  $ 5,260  $(21,299) $(2,228)
                                     =======  ========  =======

    An analysis of sales, maturities, principal repayments, and permanent impairments of the Company's fixed maturities and equity securities portfolio for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                 2000
                                ---------------------------------------
                                            GROSS     GROSS
                                AMORTIZED  REALIZED  REALIZED
                                  COST      GAINS     LOSSES   PROCEEDS
                                ---------  --------  --------  --------
                                            (IN THOUSANDS)
Impairments...................   $ 2,182     $ --     $2,182   $    --
Scheduled principal repayments
  and calls...................     6,177       --          2     6,175
Sales.........................    22,496      135        767    21,864
                                 -------     ----     ------   -------
                                 $30,855     $135     $2,951   $28,039
                                 =======     ====     ======   =======

                                                 1999
                                ---------------------------------------
                                            GROSS     GROSS
                                AMORTIZED  REALIZED  REALIZED
                                  COST      GAINS     LOSSES   PROCEEDS
                                ---------  --------  --------  --------
                                            (IN THOUSANDS)
Scheduled principal repayments  $ 28,387    $2,051     $  4    $ 30,434
  and calls...................
Sales.........................    75,907     5,431      269      81,069
                                --------    ------     ----    --------
                                $104,294    $7,482     $273    $111,503
                                ========    ======     ====    ========

                                                 1998
                                ---------------------------------------
                                            GROSS     GROSS
                                AMORTIZED  REALIZED  REALIZED
                                  COST      GAINS     LOSSES   PROCEEDS
                                ---------  --------  --------  --------
                                            (IN THOUSANDS)
Scheduled principal repayments   $29,801    $  909     $ 1     $30,709
  and calls...................
Sales.........................    28,729     1,861      46      30,544
                                 -------    ------     ---     -------
                                 $58,530    $2,770     $47     $61,253
                                 =======    ======     ===     =======

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(3)  INVESTMENTS -- (CONTINUED)

    Income taxes during the years ended December 31, 2000, 1999, and 1998 include a provision of $(985,000), $1,613,000, and $926,000, respectively, for the tax effect of realized gains.

  OTHER

    At December 31, 2000 and 1999, fixed maturities with a carrying value of 8,030,000 and $8,017,000, respectively, were held on deposit with state agencies to meet regulatory requirements.

    The Company has acquired call option contracts relating to its equity-indexed annuity product to hedge increases in the S&P 500 index. The options are purchased concurrently with the issuance of these annuity contracts and expire, if not utilized, at the end of the annuities' term. The Company pays, at the beginning of the option contract, a premium for transferring the risk of unfavorable changes in the S&P 500 index.

  CONCENTRATIONS OF CREDIT RISK

    No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10% of stockholder's equity at December 31, 2000.

    The Company's investment in public utility bonds at December 31, 2000 represents 20% of total investments and 6% of total assets. The holdings of public utility bonds are widely diversified and all issues met the Company's investment policies and credit standards when purchased.

(4)  COMPREHENSIVE INCOME

    A summary of the net unrealized gain (loss) recognized in other comprehensive income is as follows:

                                      YEAR ENDED DECEMBER 31,
                                     --------------------------
                                      2000      1999     1998
                                     -------  --------  -------
                                           (IN THOUSANDS)
Other comprehensive income:
  Net unrealized gain (loss)
    arising during the year, net of
    taxes of $(855), $5,662, and
    ($166), respectively...........  $ 1,589  $(10,926) $   315
  Reclassification adjustment, net
    of taxes of $(986), $1,608, and
    $926, respectively.............    1,830    (3,103)  (1,797)
                                     -------  --------  -------
                                       3,419   (14,029)  (1,482)
                                     -------  --------  -------
Adjustments:
  Deferred policy acquisition
    costs, net of taxes of $(342),
    $715, and $70, respectively....     (635)    1,375      138
  Value of insurance in force
    acquired, net of taxes of
    $(710), $1,844, and $238,
    respectively...................   (1,319)    3,550      473
                                     -------  --------  -------
                                      (1,954)    4,925      611
                                     -------  --------  -------
    Net unrealized gain (loss)
      recognized in other
      comprehensive income.........  $ 1,465  $ (9,104) $  (871)
                                     =======  ========  =======

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(5)  VALUE OF INSURANCE IN FORCE ACQUIRED

    The value of insurance in force acquired is an asset that represents the present value of future profits on business acquired. An analysis of the value of insurance in force acquired for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                      YEAR ENDED DECEMBER 31,
                                     --------------------------
                                      2000      1999     1998
                                     -------  --------  -------
                                           (IN THOUSANDS)
Excluding impact on net unrealized
  investment gains and losses:
  Balance at beginning of year.....  $10,657  $ 19,535  $22,096
  Accretion of interest during the
    year...........................      541     1,289    1,457
  Amortization of asset............   (4,441)  (10,167)  (4,018)
                                     -------  --------  -------
Balance prior to impact of net
  unrealized investment gains and
  losses...........................    6,757    10,657   19,535
Impact of net unrealized investment
  losses and gains.................   (1,081)      948   (4,446)
                                     -------  --------  -------
Balance at end of year.............  $ 5,676  $ 11,605  $15,089
                                     =======  ========  =======

    During the year ended December 31, 1999, the amortization of value of insurance in force acquired was increased by $3,900,000 due to gains realized on securities sold supporting the acquired block of business. The interest crediting rate applied to the value of insurance in force is 6.6% in 2000, 1999, and 1998. Amortization of the value of insurance in force acquired for the next five years ending December 31 is expected to be as follows: 2001 -- $931,000; 2002 -- $841,000; 2003 -- $723,000; 2004 -- $631,000; and 2005 -- $550,000.

(6)  DEFERRED POLICY ACQUISITION COSTS

    Deferred policy acquisition costs is an asset which represents the deferral of costs which vary with and directly relate to the production of new business. An analysis of deferred acquisition costs for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                      YEAR ENDED DECEMBER 31,
                                     -------------------------
                                      2000     1999     1998
                                     -------  -------  -------
                                          (IN THOUSANDS)
Excluding impact on net unrealized
  investment losses and gains:
  Balance at beginning of year.....  $15,394  $12,053  $ 9,300
  Costs capitalized during the
    year...........................    9,892    7,492    3,665
  Net amortization of asset........   (5,466)  (4,151)    (912)
                                     -------  -------  -------
Balance prior to impact of net
  unrealized investment losses and
  gains............................   19,820   15,394   12,053
Impact of net unrealized investment
  losses and gains.................     (459)     518   (1,572)
                                     -------  -------  -------
Balance at end of year.............  $19,361  $15,912  $10,481
                                     =======  =======  =======

    During the year ended December 31, 1999, the amortization of deferred policy acquisition costs was increased by $200,000 due to gains realized on securities sold supporting the acquired block of business.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(6)  DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

(7)  FEDERAL INCOME TAXES

    Prior to 2000, the Company filed Federal income tax returns on a separate Company basis. Beginning in 2000, the Company is included in the consolidated Federal income tax return filed by ILona. ILona and the other members of the consolidated tax group have adopted a policy of allocating current income tax expenses or credits based upon the pro rata contribution of taxable income or losses, which generally results in reporting income taxes as though it filed a separate return. The Company filed an election under Internal Revenue Code
Section 338(h)(10) which allowed the Company to record its tax-basis assets at market value at the date the Company was acquired by ILona. The resulting tax-basis goodwill is being amortized over a 15-year period.

    Income tax benefit is included in the consolidated financial statements as follows:

                                      YEAR ENDED DECEMBER 31,
                                     --------------------------
                                      2000      1999     1998
                                     -------  --------  -------
                                           (IN THOUSANDS)
Income tax benefit in consolidated
  statements of income on income
  before income tax (benefit)        $(4,466) $   (958) $  (382)
  expense..........................
Tax expense (benefit) in
  consolidated statements of
  changes in stockholder's
  equity -- amounts attributable to
  change in accumulated other
  comprehensive income during
  year -- deferred.................      789    (4,711)    (438)
                                     -------  --------  -------
                                     $(3,677) $ (5,669) $  (820)
                                     =======  ========  =======

    The effective tax rate on loss before income tax benefit is different from the prevailing Federal income tax rate as follows:

                                     YEAR ENDED DECEMBER 31,
                                     ------------------------
                                       2000     1999    1998
                                     --------  -------  -----
                                          (IN THOUSANDS)
Loss before income tax benefit.....  $(12,869) $(4,085) $(273)
                                     ========  =======  =====
Income tax benefit at Federal
  statutory rate (35% 2000, 35%
  1999, and 34% 1998)..............  $ (4,504) $(1,430) $ (93)
Tax effect increase (decrease)
  of -- other......................        38      472   (289)
                                     --------  -------  -----
Income tax benefit.................  $ (4,466) $  (958) $(382)
                                     ========  =======  =====

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       December 31, 2000, 1999, and 1998

    Deferred income taxes have been established by the Company based on the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity. The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 2000 and 1999 is as follows:

                                           2000     1999
                                          -------  -------
Deferred tax assets:
Future policy benefits..................  $ 3,803  $ 2,958
Operating loss carryforwards............    2,275    1,092
Unrealized depreciation on
  investments...........................       --      202
Value of insurance in force acquired....    1,828      188
Other...................................      157      216
                                          -------  -------
                                            8,063    4,656
                                          =======  =======
Deferred tax liabilities:
Unrealized appreciation on
  investments...........................     (971)      --
Deferred policy acquisition costs.......   (5,043)  (4,320)
Other...................................     (480)    (447)
                                          -------  -------
                                           (6,494)  (4,767)
                                          -------  -------
Net deferred tax asset (liability)......  $ 1,569  $  (111)
                                          =======  =======

    Based upon the historical earnings of the members of the consolidated group, future expectations of adjusted taxable income, as well as reversing gross deferred tax liabilities, the Company believes it is more likely than not that gross deferred tax assets will be fully realized and that a valuation allowance with respect to the realization of the total gross deferred tax assets is not necessary.

    The Company has Federal net operating loss carryforwards reportable on its Federal tax return aggregating $5,883,000 at December 31, 2000 which expire from 2011 to 2020.

(8) RETIREMENT AND COMPENSATION PLANS

    Substantially all full-time employees of the Company are covered by a noncontributory defined benefit pension plan (Pension Plan) sponsored by ILona. The benefits are based on years of service and the employee's compensation. In addition, effective January 1, 1996 ILona adopted a nonqualified supplemental plan (Supplemental Plan) to provide benefits in excess of limitations established by the Internal Revenue Code (the Code). The Company records its required contributions as pension expense related to both these plans. The Company expensed insignificant amounts in 2000, 1999 and 1998 for these plans. The participation in the Pension Plan was frozen in December 2000 and no employees hired after January 1, 2001 will participate in the Pension Plan.

    Substantially all of the employees are eligible for a 401(k) employee savings plan (Savings Plan) sponsored by ILona. Employees can contribute up to 15% of their annual salary (with a maximum contribution of $10,500 in 2000) to the Savings Plan. The Company contributes an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors. Expense related to the Savings Plan was $163,000, $87,000, and $77,000, for the years ended December 31, 2000, 1999, and 1998, respectively.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(8) RETIREMENT AND COMPENSATION PLANS -- (CONTINUED)

    At December 31, 1999 the Company had an accrual of $177,000 for an incentive compensation plan for certain officers of the Company. This amount was reversed during 2000 and no payments were made. There was no expense in 2000 for the incentive compensation plan.

(9) STOCKHOLDER'S EQUITY -- STATUTORY LIMITATIONS ON DIVIDEND

    The ability of the Company to pay dividends to ILona is restricted due to the fact that prior approval of insurance regulatory authorities is normally required for payment of dividends to the stockholder which exceed an annual limitation. During 2001, this annual limitation aggregates to $2,146,000; however, pursuant to a directive received from the Arkansas Insurance Department in 1991, any proposed payment of a dividend currently requires its approval. Also, the amount ($26,551,000 at December 31, 2000) by which stockholder's equity stated in conformity with accounting principles generally accepted in the United States of America exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

    Net income (loss) for the Company, as determined in accordance with statutory accounting practices, was ($6,276,000), $222,000, and ($2,466,000) for the years ended December 31, 2000, 1999, and 1998, respectively. Total statutory capital and surplus was $23,956,000 at December 31, 2000 and $31,068,000 at December 31, 1999, respectively.

    The NAIC has codified statutory accounting practices, which are expected to constitute the only source of prescribed statutory accounting practices and are effective January 1, 2001. Codification will change prescribed statutory accounting practices and will result in certain changes to the accounting practices that insurance enterprises use to prepare their statutory financial statements. The Arkansas Insurance Department has adopted the NAIC's codification. The Company has yet to determine the impact of adopting the NAIC Codification on their statutory financial statements; therefore, it is not known whether or not the impact of adopting codification will be material to the financial statements. Some of the more significant changes resulting from the NAIC's codification include:

    -  Recording of deferred income tax assets and liabilities;

    - Prohibiting deposit type contracts to be recorded as insurance contracts; instead, amounts received as payments for such contracts shall be recorded directly to an appropriate policy reserve account, not as revenue, and payments that represent a return of policyholder balances shall be recorded as a direct decrease of policy reserves, not recorded as expenses.

    - Accruing a liability for guaranty fund and other assessments at the time of insolvency;

    - Changes in valuation methods allowed for subsidiaries, affiliates, and controlled entities;

    -  Impairment valuations are required on securities; and

    - Eliminating cost of collection in excess of lading on due and deferred premiums.

(10) COMMITMENTS AND CONTINGENCIES

    The Company leases its home office space and certain other equipment under operating leases which run through 2001. During 1998, the Company moved to its current location and subleased its previous office space. Rent received under the sublease agreement is netted against rent expense. During the years ended December 31, 2000, 1999, and 1998, rent expense totaled $346,000, $387,000, and

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(10) COMMITMENTS AND CONTINGENCIES -- (CONTINUED)

$361,000, respectively. At December 31, 2000 minimum rental payments due under all noncancelable operating leases, including the lease agreement on the Company's previous office space, with initial terms of one year or more, are $302,000 in 2001 and none thereafter.

    The Company is periodically subject to various lawsuits which arise in the ordinary course of business. Management believes there are no material contingencies outstanding at December 31, 2000.

    Assessments are, from time to time, levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Assessments have not been material to the Company's financial statements in the past. Management does not anticipate any significant net effect on the financial condition or results of operations of the Company from such assessments.

    The American Institute of Certified Public Accountants issued Statement of Position 97-3 (SOP 97-3), ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS, which requires the accrual of guaranty fund assessments. SOP 97-3 is effective beginning January 1, 1999. The Company has recorded a liability of $135,000 and $165,000 at December 31, 2000 and 1999, respectively, for future payments of guarantee assessments, which was charged to underwriting, acquisition, and insurance expenses in the consolidated statements of income.

(11) RELATED-PARTY TRANSACTIONS

    The Company has a management agreement with ILona to provide for certain management services. Amounts paid by the Company pursuant to this agreement were $721,000, $589,000, and $480,000 in 2000, 1999, and 1998, respectively. An expense allocation agreement was entered into with Inter-State Assurance Company, a subsidiary of ILona, to provide for certain administrative functions. Amounts paid during 2000, 1999, and 1998 by the Company pursuant to this agreement were $1,101,000, $684,000, and $506,000, respectively.

    The Company charged fees to various affiliates for shared services, such as rent, amounting to $147,000 in 2000. In 1999 the Company paid an affiliate $28,000 related to shared services and none were paid in 1998.

    The Company produces business through its broker/dealer affiliate, IAC Securities, Inc. Total commissions paid to IAC Securities, Inc. in 2000, 1999, and 1998 amounted to $2,180,000, $1,353,000, and $632,000, respectively.

(12) TRANSFER OF BLOCK OF BUSINESS

    In 1999, the Company transferred a block of its deferred annuity business relating to the State of Arkansas Deferred Compensation Plan. Fixed reserves of $74,205,000 were transferred to AUSA Life, and bonds with a book value of $70,647,000 were sold to fund this transfer. Separate account assets and liabilities totaling $41,117,000 were also transferred to AUSA Life.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2000, 1999, AND 1998

(12) TRANSFER OF BLOCK OF BUSINESS -- (CONTINUED)

    The effect on the consolidated statements of income from this transaction is as follows:

                                                      YEAR ENDED
                                                     DECEMBER 31,
                                                         1999
                                                    --------------
                                                    (IN THOUSANDS)
Revenues:
  Realized gains on investments...................      $4,978
  Other income....................................       2,206
                                                        ------
      Total revenues..............................       7,184
Benefits and expenses -- amortization of value of
  insurance in force acquired and deferred policy
  acquisition costs...............................       4,100
                                                        ------
      Income before income tax expense............       3,084
Income tax expense................................       1,079
                                                        ------
      Net income..................................      $2,005
                                                        ======

                                     PART C

ITEM 24.  LIST OF ALL FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

    Financial Statements of First Variable Annuity Fund A and First Variable Life Insurance Company are included in Part B hereof.

(b) Exhibits

     1.         Resolution of Board of Directors for the Company authorizing the establishment of the Separate Account (1)
     2.         Not Applicable
     3          (a). Underwriting Agreement (2)
                (b). Broker-Dealer Agreement (2)
     4.         Individual Flexible Purchase Payment Deferred Variable
                  Annuity Contract (1)
     5.         Application for Variable Annuity (1)
     6          (a). Articles of Incorporation of First Variable Life
                  Insurance Company (3)
                (b). By-laws of First Variable Life Insurance Company (2)
     7.         Not Applicable
     8          (a). Form of Fund Participation Agreement with Variable
                  Investors Series Trust (4)
                (b). Form of Fund Participation Agreement with Federated
                  Insurance Series (4)
                (c)  Form of Fund Participation Agreement with Fidelity
                  Variable Insurance Products Fund (5)
                (d)  Form of Fund Participation Agreement with American
                  Century Investment Management (5)
                (e)  Form of Fund Participation Agreement with PBHG
                  Insurance Series Fund (6)
     9.         Opinion and Consent of Steven M. Callaway.*
     10.        (a)  Consent of KPMG LLP, Independent Auditors*
                (b)  Consent of Ernst & Young LLP, Independent Auditors*
     11.        Not Applicable
     12.        Not Applicable
     13.        Not Applicable
     14.        Not Applicable

------------

  *  Filed herewith.
(1) Incorporated by reference to Post-Effective Amendment No. 43 to Form N-4 (File Nos. 2-30164 and 811-1680) filed electronically on April 29, 1998.
(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on November 15, 1996 (File No. 333-05053).
(3) Incorporated by reference to the Post-Effective Amendment No. 4 to the Form N-4 Registration Statement of First Variable Life Insurance Company Annuity Fund E, filed electronically with the Securities and Exchange Commission on or about April 27, 1998 (File Nos. 33-86738, 811-4092).

(4) Incorporated by reference to the Form N-4 Registration Statement of First Variable Life Insurance Company Annuity Fund E, filed electronically with the Securities and Exchange Commission on September 14, 1996 (File Nos. 333-12197, 811-4092).
(5) Incorporated by Reference to the Registrant's Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on or about April 28, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of First Variable Life Insurance Company -- First Variable Annuity Fund E filed electronically with the Securities and Exchange Commission on or about May 1, 2001 (Registration No. 33-35749).

ITEM 25.  OFFICERS AND DIRECTORS OF DEPOSITOR

    The following are the Officers and Directors of the Company.

NAME AND PRINCIPAL BUSINESS ADDRESS*       POSITIONS AND OFFICES WITH THE DEPOSITOR
------------------------------------  --------------------------------------------------
Jim E. Massengale                     President and Director
Richard J. Bielen                     Vice President, Investments and Director
Carolyn King                          Vice President, Investment Products and Director
Deborah J. Long                       Vice President, Secretary, General Counsel and
                                        Director
Wayne E. Stuenkel                     Vice President and Director
Carl S. Thigpen                       Vice President, Investments and Assistant
                                        Secretary
Jerry W. DeFoor                       Vice President and Controller
David Wayne Hall                      Vice President
Drayton Nabers, Jr.                   Director
John D. Johns                         Director
A. S. Williams, III                   Director
R. Stephen Briggs                     Director
Steven A. Schultz                     Director
Chris T. Calos                        Director
T. Davis Keyes                        Director
J. William Hamer, Jr.                 Director

------------

  * Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

    The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Insurance Company, a subsidiary of Protective Life Corporation. Protective Life Corporation is a Delaware insurance holding company whose stock is traded on the New York Stock Exchange. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company.

    Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2000 (File No. 1-12332) filed with the Commission on March 27, 2001.

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of December 1, 2001, there were 61 Owners of Non-Qualified Contracts and 30 Owners of Qualified Contracts.

ITEM 28.  INDEMNIFICATION

    Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors and officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

    (a) First Variable Capital Services, Inc. is the principal underwriter for the Contracts and for the following investment companies:

        First Variable Annuity Fund A
       First Variable Life Insurance Company Separate Account VL

    (b) The following persons are directors and officers of First Variable Capital Services, Inc.:

        NAME AND PRINCIPAL BUSINESS ADDRESS*        POSITIONS AND OFFICES WITH UNDERWRITER
        ------------------------------------  --------------------------------------------------
        Jim E. Massengale                     President and Director
        Carolyn King                          Secretary and Chief Compliance Officer
        Beth Zaiontz                          Assistant Secretary & Assistant Compliance Officer
        Thomas Barrett                        Treasurer and Financial Operations Principal
        Robert Miner                          Assistant Treasurer and Financial Operations
                                                Principal

------------

  * Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    First Variable Life Insurance Company and First Variable Capital Services, Inc., who are located at 2801 Highway 280 South, Birmingham, Alabama 35223, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

    Not Applicable.

ITEM 32.  UNDERTAKINGS

    (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

    (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written oral request.

    (d) In accordance with Section 26(f) of the Investment Company Act of 1940, First Variable Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in this Registration Statement on Form N-4, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Variable Life Insurance Company.

                                REPRESENTATIONS

    The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant understanding of (1) the restriction on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this amendment to the Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused the amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on December 19, 2001.

                                FIRST VARIABLE ANNUITY FUND A

                                By:           /s/ JIM E. MASSENGALE
                                     ----------------------------------------
                                           Jim E. Massengale, PRESIDENT
                                      FIRST VARIABLE LIFE INSURANCE COMPANY

                                FIRST VARIABLE LIFE INSURANCE COMPANY

                                By:           /s/ JIM E. MASSENGALE
                                     ----------------------------------------
                                           Jim E. Massengale, PRESIDENT
                                      FIRST VARIABLE LIFE INSURANCE COMPANY

    As required by the Securities Act of 1933, the amendment to this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

               SIGNATURE                              TITLE                       DATE
               ---------                              -----                       ----
         /s/ JIM E. MASSENGALE
 --------------------------------------     President, and Director        December 19, 2001
           Jim E. Massengale

        /s/ DRAYTON NABERS, JR.
 --------------------------------------     Director                       December 19, 2001
          Drayton Nabers, Jr.

           /s/ JOHN D. JOHNS
 --------------------------------------     Director                       December 19, 2001
             John D. Johns

         /s/ RICHARD J. BIELEN
 --------------------------------------     Vice President,                December 19, 2001
           Richard J. Bielen                  Investments and Director

            /s/ CAROLYN KING
 --------------------------------------     Vice President, Investment     December 19, 2001
              Carolyn King                    Products, and Director

          /s/ DEBORAH J. LONG               Vice President, Secretary      December 19, 2001
 --------------------------------------       and Secretary and
            Deborah J. Long                   General Counsel, and
                                              Director

         /s/ WAYNE E. STUENKEL
 --------------------------------------     Vice President, and            December 19, 2001
           Wayne E. Stuenkel                  Director

               SIGNATURE                              TITLE                       DATE
               ---------                              -----                       ----
         /s/ A.S. WILLIAMS, III
 --------------------------------------     Director                       December 19, 2001
           A.S. Williams, III

         /s/ R. STEPHEN BRIGGS
 --------------------------------------     Director                       December 19, 2001
           R. Stephen Briggs

         /s/ STEVEN A. SCHULTZ
 --------------------------------------     Director                       December 19, 2001
           Steven A. Schultz

           /s/ CHRIS T. CALOS
 --------------------------------------     Director                       December 19, 2001
             Chris T. Calos

           /s/ T. DAVIS KEYES
 --------------------------------------     Director                       December 19, 2001
             T. Davis Keyes

       /s/ J. WILLIAM HAMER, JR.
 --------------------------------------     Director                       December 19, 2001
         J. William Hamer, Jr.

                               INDEX TO EXHIBITS

 EXHIBIT NO.
 -----------
 EX-99.B9            Opinion and Consent of Steven M. Callaway.
 EX-99.B10.(a)       Consent of KPMG LLP, Independent Auditors.
 EX-99.B10.(b)       Consent of Ernst & Young LLP, Independent Auditors.